UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-01241

Eaton Vance Growth Trust
(Exact name of registrant as specified in charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts			02109
(Address of principal executive offices)			(Zip code)

Alan R. Dynner The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(617) 482-8260

Date of fiscal year end:	September 30

Date of reporting period:	March 31, 2007

Item 1. Reports to Stockholders

Semiannual Report March 31, 2007

EATON VANCE-ATLANTA
CAPITAL
BOND
FUND

IMPORTANT NOTICES REGARDING PRIVACY,
DELIVERY OF SHAREHOLDER DOCUMENTS,
PORTFOLIO HOLDINGS AND PROXY VOTING

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy ("Privacy Policy") with respect to nonpublic personal information about its customers:

•  Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•  None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer's account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•  Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•  We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc.

In addition, our Privacy Policy only applies to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer's account (i.e., fund shares) is held in the name of a third-party financial adviser/broker-dealer, it is likely that only such adviser's privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures.

For more information about Eaton Vance's Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (the "SEC") permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at
1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio (if applicable) will file a schedule of its portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC's website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC's public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds' and Portfolios' Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the 12 month period ended June 30, without charge, upon request, by calling 1-800-262-1122. This description is also available on the SEC's website at www.sec.gov.

Eaton Vance-Atlanta Capital Bond Fund as of March 31, 2007
INVESTMENT UPDATE

Gregory L. Coleman, CFA
James A. Womack, CFA
Co-Portfolio Managers

The Fund

Performance for the Past Six Months

•             For the six months ended March 31, 2007, the Fund’s Class I shares had a total return of 2.44%, the result of an increase in net asset value (NAV) per share to $9.61 on March 31, 2007, from $9.57 on September 30, 2006, and the reinvestment of $0.192 per share in dividend income.(1)

•             Based on the most recent dividend and NAV on March 31, 2007, of $9.61 per share for Class I, the Fund’s distribution rate was 4.01%.(2) The SEC 30-day yield for Class I shares at March 31, 2007, was 3.77%.(3)

•             For comparison, the Fund’s benchmark, the Lehman U.S. Intermediate Aggregate Index had a return of 2.86% for the same period. The Lehman Intermediate Govt/Credit (Ex-Baa) + ABS + MBS Index had a return of 2.82% and the Merrill Lynch Unsubordinated U.S. Treasuries/Agencies, 1-5 Yrs. Index had a return of 2.45% for the same period.(4)

See page 3 for additional performance information.

Management Discussion

•             Bond yields on March 31, 2007, were little changed from where they were six months prior, though the market experienced significant volatility within the period. Two-year Treasury yields ended the period 0.1% lower at 4.6%, after being as low as 4.5% and as high as 5.0%. After declining to 4.5% in November, interest rates steadily climbed in December and January as unseasonably warm weather had a positive impact on the economy and spurred inflation concerns. Weaker economic data and concerns over subprime mortgage lending pushed yields sharply lower in February. Despite stronger employment and higher inflation in March, short-term bonds managed a small price gain for the six months ended March 31, 2007.

•             U.S. Treasuries benefited in March from market jitters about a weaker economy, slowing corporate profits, and the “meltdown” in the subprime mortgage market. Even so, Treasuries lagged the other sectors over the last six months with corporate bonds and mortgage-backed securities (MBS) performing best. Corporate bonds outperformed similar maturity Treasuries by 62 basis points and MBS outperformed by 58 basis points. Agency and asset-backed securities outperformed Treasuries by 18 and 14 basis points, respectively. The Fund benefited from a below-market weighting in Treasuries over the last six months.

•             Recent economic data has been mixed. U.S. employment remained strong with the most recent unemployment rate at 4.4%. Housing, on the other hand, continued to be weak, and capital spending began to slow. Core inflation measures (measures that exclude food and energy prices) remain elevated, but they, too, were expected to roll over as the full effects of the housing slump and past Federal Reserve rate hikes materialized.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, current performance may be lower or higher than quoted. For performance as of the most recent month end, please refer to www.eatonvance.com.

(1)  Class I shares are offered to certain investors at net asset value. Absent an allocation of certain expenses to the administrator and sub-adviser, the returns would be lower.

(2)  The Fund’s distribution rate represents actual distributions paid to shareholders and is calculated daily by dividing the last distribution per share (annualized) by the net asset value.

(3)  The Fund’s SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result.

(4)  The Lehman U.S. Intermediate Aggregate Index is a broad-based index of intermediate-maturity bonds. The secondary indexes are: Lehman Intermediate Govt/Credit (Ex-Baa) + ABS + MBS Index, an unmanaged, market-value weighted index that covers U.S. investment-grade fixed-rate bonds rated A3 or better by Moody’s Investors Service, Inc., with index components for government and corporate securities, mortgage pass-through securities and asset-backed securities; and the Merrill Lynch Unsubordinated U.S. Treasuries/Agencies, 1-5 Yrs. Index, a broad-based, unmanaged index of U.S. dollar denominated U.S. Government and agency debt with remaining maturities between one and five years. Securities included in the indexes are U.S. domestic, taxable and dollar-denominated. The Secondary Indexes are included because the securities included therein are similar to those that the Fund may acquire. It is not possible to invest directly in an Index. Each Index’s total return does not reflect expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested..

1

•             If the economy slows for the balance of the year, the Fed may ease rates during the second half of 2007 as inflation begins to decelerate. At the end of the period, portfolio durations remained slightly longer than the benchmark’s, positioning the portfolio in the event of falling interest rates (short-term interest rates in particular) over the balance of 2007.

•             The yield on many investment-grade corporate bonds remained below those of higher-quality alternatives, such as fixed-rate mortgage-backed and asset-backed securities, at the end of the period. With corporate earnings growth beginning to slow, management favored higher-quality fixed-rate mortgage-backed, asset-backed and agency sectors at the end of the period.(1)

•             Effective October 9, 2006, the Fund’s name changed to Eaton Vance-Atlanta Capital Bond Fund. The new name reflects a change in the Fund’s investment strategy regarding the maturity of its debt securities, which are no longer required to be of intermediate maturity. The Fund’s average portfolio duration is now generally expected to be between two and five years.

(1) Sector weightings are subject to change due to active management.

Fund sector Weightings†

By net assets

†             As a percentage of the Fund’s net assets as of March 31, 2007. Fund sector weightings may not be representative of the Fund’s current or future investments and may change due to active management.

The views expressed throughout this report are those of the portfolio managers and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based upon market or other conditions, and the investment adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on many factors, may not be relied on as an indication of trading intent on behalf of any Eaton Vance fund.

2

Eaton Vance-Atlanta Capital Bond Fund as of March 31, 2007

FUND PERFORMANCE

Performance*	Class I
Average Annual Total Returns (at net asset value)
Six Months	2.44%
One Year	5.47%
Life of Fund†	3.67%

†Inception Date – Class I: 4/30/02

Total Annual
Operating Expenses	Class I
Gross Expense Ratio	1.33%
Net Expense Ratio††	0.75%

From the Fund’s Prospectus dated 2/1/07

††       Reflects a voluntary expense reimbursement subject to change at any time.  Without this reimbursement, performance would have been lower.

*            Class I shares are offered to certain investors at net asset value. Absent an allocation of certain expenses to the administrator and sub-adviser, the returns would be lower.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

3

Eaton Vance-Atlanta Capital Bond Fund as of March 31, 2007

FUND EXPENSES

Example: As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2006 – March 31, 2007).

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual return of the Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Eaton Vance-Atlanta Capital Bond Fund

	Beginning Account Value (10/1/06)	Ending Account Value (3/31/07)	Expenses Paid During Period* (10/1/06 – 3/31/07)
Actual
Class I	$1,000.00	$1,024.40	$3.79	**
Hypothetical
(5% return per year before expenses)
Class I	$1,000.00	$1,021.20	$3.78	**

* Expenses are equal to the Fund's annualized expense ratio of 0.75% for Class I shares multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2006.

** Absent an allocation of certain expenses to the administrator and sub-adviser, expenses would be higher.

4

Eaton Vance-Atlanta Capital Bond Fund as of March 31, 2007

PORTFOLIO OF INVESTMENTS (Unaudited)

Asset Backed Securities — 5.2%
Security	Principal Amount (000's omitted)	Value
Carmax Auto Owner Trust, Series 2003-2, Class A4, 3.07%, 10/15/10	$159	$157,916
Countrywide Home Loan, Series 2004-7, Class AF3, 3.903%, 1/25/31	1	976
Honda Auto Receivables Owner Trust, Series 2007-1, Class A3, 5.10%, 3/18/11	175	175,559
Total Asset Backed Securities (identified cost, $334,681)		$334,451
Corporate Bonds & Notes — 15.6%
Security	Principal Amount (000's omitted)	Value
Citigroup, Inc., 6.50%, 1/18/11	$250	$261,765
Countrywide Home Loan, 5.625%, 7/15/09	250	251,234
Emerson Electric, 7.125%, 8/15/10	200	213,038
Verizon Global Funding Corp., 7.375%, 9/1/12	250	275,036
Total Corporate Bonds & Notes (identified cost, $977,419)		$1,001,073
Collateralized Mortgage Obligations — 21.8%
Security	Principal Amount (000's omitted)	Value
Countrywide Home Loan, Series 2006-J2, Class A3, 6.00%, 4/25/36	$150	$152,082
Federal Home Loan Mortgage Corp., Series 1589, Class N, 6.25%, 4/15/23	4	4,229
Federal Home Loan Mortgage Corp., Series 2631, Class LA, 4.00%, 6/15/11	71	71,200
Federal Home Loan Mortgage Corp., Series 2676, Class JA, 4.00%, 8/15/13	40	40,124
Federal Home Loan Mortgage Corp., Series 2689, Class PC, 4.00%, 9/15/15	210	204,792
Federal Home Loan Mortgage Corp., Series 2707, Class PD, 5.00%, 11/15/17	100	99,305
Federal Home Loan Mortgage Corp., Series 2720, Class DA, 4.50%, 4/15/12	133	132,849
Federal Home Loan Mortgage Corp., Series 2836, Class DG, 5.00%, 6/15/16	23	23,284

Security	Principal Amount (000's omitted)	Value
Federal National Mortgage Assn., Series 2003-128, Class KG, 4.00%, 12/25/11	$128	$126,485
Federal National Mortgage Assn., Series 2003-14, Class AQ, 3.50%, 3/25/33	73	68,152
Federal National Mortgage Assn., Series 2003-57, Class KB, 4.50%, 12/25/12	288	285,660
Prime Mortgage Trust, Series 2006-1, Class 2A4, 6.00%, 6/25/36	53	53,401
Residential Funding Mortgage Securities I, Series 2002-S16, Class A10, 5.50%, 10/25/17	137	136,644
Total Collateralized Mortgage Obligations (identified cost, $1,422,968)		$1,398,207
Mortgage-Backed Securities — 26.1%
Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp., Pool #G01857, 5.00%, 10/1/33	$162	$156,663
Federal Home Loan Mortgage Corp., Pool #G08067, 5.00%, 7/1/35	44	42,994
Federal National Mortgage Assn., Pool #190341, 5.00%, 9/1/18	143	141,105
Federal National Mortgage Assn., Pool #357412, 4.50%, 7/1/18	205	199,068
Federal National Mortgage Assn., Pool #555783, 4.50%, 10/1/33	163	153,559
Federal National Mortgage Assn., Pool #725546, 4.50%, 6/1/19	282	273,854
Federal National Mortgage Assn., Pool #725584, 5.00%, 7/1/34	170	165,136
Federal National Mortgage Assn., Pool #725705, 5.00%, 8/1/34	83	79,942
Federal National Mortgage Assn., Pool #735222, 5.00%, 2/1/35	220	213,329
Federal National Mortgage Assn., Pool #735899, 5.50%, 10/1/35	149	147,756
Federal National Mortgage Assn., Pool #793257, 5.00%, 12/1/34	104	100,778
Total Mortgage-Backed Securities (identified cost, $1,696,342)		$1,674,184

See notes to financial statements
5

Eaton Vance-Atlanta Capital Bond Fund as of March 31, 2007

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

U.S. Government Agencies — 11.1%
Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp., 4.75%, 1/19/16	$175	$172,403
Federal Home Loan Mortgage Corp., 5.00%, 7/15/14	200	201,518
Federal National Mortgage Assn., 4.375%, 9/15/12	265	259,287
Federal National Mortgage Assn., 5.00%, 3/15/16	75	75,192
Total U.S. Government Agencies (identified cost, $712,808)		$708,400
U.S. Treasury Obligations — 5.9%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Note, 3.875%, 2/15/13	$100	$96,621
U.S. Treasury Note, 4.75%, 5/15/14	150	151,400
U.S. Treasury Note, 4.875%, 2/15/12	42	42,668
U.S. Treasury Strip, 0.00%, 5/15/09	95	86,324
Total U.S. Treasury Obligations (identified cost, $373,534)		$377,013
Short-Term Investments — 12.5%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bill, 0.00%, 4/5/07	$300	$299,796
U.S. Treasury Bill, 0.00%, 4/12/07	100	99,831
U.S. Treasury Bill, 0.00%, 4/19/07	400	398,951
Total Short-Term Investments (at amortized cost, $798,578)		$798,578
Total Investments — 98.2% (identified cost $6,316,330)		$6,291,906
Other Assets, Less Liabilities — 1.8%		$114,245
Net Assets — 100.0%		$6,406,151

See notes to financial statements
6

Eaton Vance-Atlanta Capital Bond Fund as of March 31, 2007

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of March 31, 2007

Assets
Investments, at value (identified cost, $6,316,330)	$6,291,906
Cash	94,145
Receivable for Fund shares sold	947
Receivable from the administrator and sub-adviser	26,030
Interest receivable	30,795
Total assets	$6,443,823
Liabilities
Payable for Fund shares redeemed	$7,684
Payable to affiliate for investment advisory fees	2,165
Dividends payable	1,554
Accrued expenses	26,269
Total liabilities	$37,672
Net assets	$6,406,151
Sources of Net Assets
Paid-in capital	$6,567,111
Accumulated distributions in excess of net realized gain (computed on the basis of identified cost)	(129,213)
Accumulated distributions in excess of net investment income	(7,323)
Net unrealized depreciation (computed on the basis of identified cost)	(24,424)
Total	$6,406,151
Class I Shares
Net Assets	$6,406,151
Shares Outstanding	666,326
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$9.61

Statement of Operations

For the Six Months
Ended March 31, 2007

Investment Income
Interest	$146,203
Total investment income	$146,203
Expenses
Investment adviser fee	$12,978
Trustees' fees and expenses	83
Legal and accounting services	13,865
Custodian fee	10,726
Registration fees	4,383
Printing and postage	2,329
Transfer and dividend disbursing agent fees	1,383
Miscellaneous	4,574
Total expenses	$50,321
Deduct — Preliminary allocation of expenses to the administrator and sub-adviser	$26,030
Total expense reductions	$26,030
Net expenses	$24,291
Net investment income	$121,912
Realized and Unrealized Gain (Loss)
Net realized gain (loss) — Investment transactions (identified cost basis)	$2,248
Net realized gain	$2,248
Change in unrealized appreciation (depreciation) — Investments (identified cost basis)	$33,092
Net change in unrealized appreciation (depreciation)	$33,092
Net realized and unrealized gain	$35,340
Net increase in net assets from operations	$157,252

See notes to financial statements
7

Eaton Vance-Atlanta Capital Bond Fund as of March 31, 2007

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended March 31, 2007 (Unaudited)	Year Ended September 30, 2006
From operations — Net investment income	$121,912	$290,848
Net realized gain (loss) from investment transactions	2,248	(24,703)
Net change in unrealized appreciation (depreciation) from investments	33,092	(62,303)
Net increase in net assets from operations	$157,252	$203,842
Distributions to shareholders — From net investment income Class I	$(129,846)	$(325,319)
Total distributions to shareholders	$(129,846)	$(325,319)
Transactions in shares of beneficial interest — Proceeds from sale of shares Class I	$414,828	$2,113,861
Net asset value of shares issued to shareholders in payment of distributions declared Class I	120,951	305,678
Cost of shares redeemed Class I	(588,685)	(5,822,199)
Net decrease in net assets from Fund share transactions	$(52,906)	$(3,402,660)
Net decrease in net assets	$(25,500)	$(3,524,137)
Net Assets
At beginning of period	$6,431,651	$9,955,788
At end of period	$6,406,151	$6,431,651
Accumulated undistributed (distributions in excess of) net investment income included in net assets
At end of period	$(7,323)	$611

See notes to financial statements
8

Eaton Vance-Atlanta Capital Bond Fund as of March 31, 2007

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class I
	Six Months Ended March 31, 2007		Year Ended September 30,
	(Unaudited)(1)		2006(1)	2005(1)	2004(1)	2003(1)	2002(1)(2)
Net asset value — Beginning of period	$9.570		$9.700	$9.910	$10.060	$10.370	$10.000
Income (loss) from operations
Net investment income	$0.180		$0.351	$0.297	$0.268	$0.279	$0.166
Net realized and unrealized gain (loss)	0.052		(0.086)	(0.114)	(0.068)	0.038	0.397
Total income from operations	$0.232		$0.265	$0.183	$0.200	$0.317	$0.563
Less distributions
From net investment income	$(0.192)		$(0.395)	$(0.350)	$(0.311)	$(0.369)	$(0.193)
From net realized gain	—		—	(0.043)	(0.039)	(0.258)	—
Total distributions	$(0.192)		$(0.395)	$(0.393)	$(0.350)	$(0.627)	$(0.193)
Net asset value — End of period	$9.610		$9.570	$9.700	$9.910	$10.060	$10.370
Total Return(3)	2.44%		2.83%	1.88%	2.05%	3.20%	5.67%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$6,406		$6,432	$9,956	$10,987	$11,220	$12,089
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction(4)	0.75	%(5)	0.75%	0.75%	0.75%	0.75%	0.75	%(5)
Expenses after custodian fee reduction(4)	0.75	%(5)	0.75%	0.75%	0.75%	0.75%	0.75	%(5)
Net investment income	3.77	%(5)	3.67%	3.03%	2.70%	2.76%	3.91	%(5)
Portfolio Turnover	7%		43%	39%	71%	102%	42%

(1)  Net investment income per share was computed using average shares outstanding.

(2)  For the period from the start of business, April 30, 2002 to September 30, 2002.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis. Total return would have been lower had certain expenses not been reduced during the periods shown.

(4)  The investment adviser voluntarily waived a portion of its investment advisory fee and/or the administrator subsidized certain operating expenses (equal to 0.81%, 0.58%, 0.35%, 0.38%, 0.31% and 0.50% of average daily net assets for the six months ended March 31, 2007 and for the years ended September 30, 2006, 2005, 2004, 2003 and 2002, respectively). A portion of the waiver and subsidy was borne by the sub-adviser.

(5)  Annualized.

See notes to financial statements
9

Eaton Vance-Atlanta Capital Bond Fund as of March 31, 2007

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1  Significant Accounting Policies

Eaton Vance-Atlanta Capital Bond Fund (the Fund), (formerly the Eaton Vance-Atlanta Capital Intermediate Bond Fund), is a diversified series of Eaton Vance Growth Trust (the Trust). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940 (the 1940 Act), as amended, as an open-end management investment company. The Fund's investment objective is to balance current income with capital preservation. Under normal circumstances, the Fund invests at least 80% of its net assets in fixed income securities. The Fund currently offers one class of shares. Class I shares are offered at net asset value and are not subject to a sales charge.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Debt securities (including collateralized mortgage obligations and most mortgage backed securities ("MBS") normally are valued by independent pricing services. The pricing services consider various factors relating to bonds or loans and/or market transactions to determine market value. Certain seasoned MBS are valued by the investment adviser's matrix pricing system. The matrix pricing system also considers various factors relating to bonds and market transactions to determine market value. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. If short-term debt securities were acquired with a remaining maturity of more than 60 days, they will be valued by a pricing service. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

B  Income — Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

C  Income Taxes — The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. At September 30, 2006, the Fund, for federal income tax purposes, had a capital loss carryovers of $37,347 which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Such capital loss carryovers will expire on September 30, 2013 ($1,191) and September 30, 2014 ($36,156), respectively.

At September 30, 2006, net capital losses of $68,943 attributable to security transactions incurred after October 31, 2005, are treated as arising on the first day of the Fund's taxable year ending September 30, 2007.

D  Expense Reduction — Investors Bank & Trust Company (IBT) serves as custodian of the Fund. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Fund maintains with IBT. All credit balances used to reduce the Fund's custodian fees are reported as a reduction of total expenses in the Statements of Operations.

E  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

F  Other — Investment transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses are determined on the basis of identified cost.

G  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Trust's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund and shareholders are indemnified against personal liability for the obligations of the Trust. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund's maximum

Eaton Vance-Atlanta Capital Bond Fund as of March 31, 2007

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

I  Interim Financial Statements — The interim financial statements relating to March 31, 2007 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders

The net income of the Fund is determined daily and substantially all of the net income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are paid monthly. Distributions of realized capital gains, if any, are made at least annually. Shareholders may reinvest distributions in additional shares of the Fund at the net asset value as of the reinvestment date. Distributions are paid in the form of additional shares or, at the election of the shareholder, in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

3  Shares of Beneficial Interest

The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in shares of beneficial interest were as follows:

Class I	Six Months Ended March 31, 2007 (Unaudited)	Year Ended September 30, 2006
Sales	43,244	221,007
Issued to shareholders electing to receive payments of distributions in Fund shares	12,600	32,020
Redemptions	(61,280)	(608,083)
Net decrease	(5,436)	(355,056)

4  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Fund. Under the investment advisory agreement, BMR receives a monthly advisory fee equal to 0.40% annually of the Fund's average daily net assets up to $500 million and at reduced rates as daily net assets exceed that level. For the six months ended March 31, 2007, the advisory fee amounted to $12,978. Pursuant to a sub-advisory agreement, BMR has delegated the investment management of the Fund to Atlanta Capital Management Company, LLC ("Atlanta Capital"), an indirect majority-owned subsidiary of EVM. BMR pays Atlanta Capital a monthly fee for sub-advisory services provided to the Fund in the amount of 0.30% annually of average daily net assets up to $500 million, and at reduced rates as daily net assets exceed that level. EVM serves as administrator of the Fund but receives no compensation. Pursuant to a voluntary expense reimbursement, EVM and Atlanta Capital were preliminarily allocated $6,508 and $19,522, respectively, of the Fund's operating expenses for the six months ended March 31, 2007. EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of those services. During the six months ended March 31, 2007, EVM earned $19 in sub-transfer agent fees from the Fund.

Except as to Trustees of the Fund who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Fund out of such investment adviser fee. Trustees of the Fund that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended March 31, 2007, no significant amounts have been deferred.

Certain officers and Trustees of the Fund are officers of the above organizations.

5  Purchases and Sales of Investments

Purchases, sales and principal paydowns of investments, other than short-term obligations, aggregated $377,736, $790,180, and $11,057, respectively, for the six months ended March 31, 2007.

Eaton Vance-Atlanta Capital Bond Fund as of March 31, 2007

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

6  Federal Income Tax Basis of Unrealized Appreciation (Depreciation)

The cost and unrealized appreciation (depreciation) in value of investments of the Fund at March 31, 2007, as determined on a federal income tax basis, were as follows:

Aggregate cost	$6,342,634
Gross unrealized appreciation	$32,089
Gross unrealized depreciation	(82,817)
Net unrealized depreciation	$(50,728)

7  Line of Credit

The Fund participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit with a group of banks. Borrowings will be made by the portfolios or funds solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Fund did not have any significant borrowings or allocated fees during the six months ended March 31, 2007.

8  Recently Issued Accounting Pronouncements

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, ("FIN 48") "Accounting for Uncertainty in Income Taxes – an interpretation of FASB Statement No. 109". FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, "Accounting for Income Taxes." This interpretation prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective during the first required financial reporting period for fiscal years beginning after December 15, 2006. Management is currently evaluating the impact of applying the various provisions of FIN 48.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, ("FAS 157") "Fair Value Measurements". FAS 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007. Management is currently evaluating the impact the adoption of FAS 157 will have on the Fund's financial statement disclosures.

Eaton Vance-Atlanta Capital Bond Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENTS

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the "1940 Act"), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund's board of trustees, including by a vote of a majority of the trustees who are not "interested persons" of the fund ("Independent Trustees") cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a "Board") of the Eaton Vance group of mutual funds (the "Eaton Vance Funds") held on March 27, 2006, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Special Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Special Committee reviewed information furnished for a series of meetings of the Special Committee held in February and March 2006. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•  An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•  An independent report comparing each fund's total expense ratio and its components to comparable funds;

•  An independent report comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;

•  Data regarding investment performance in comparison to relevant peer groups of funds and appropriate indices;

•  Comparative information concerning fees charged by each adviser for managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing the fund;

•  Profitability analyses for each adviser with respect to each fund managed by it;

Information about Portfolio Management

•  Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed;

•  Information concerning the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through "soft dollar" benefits received in connection with the funds' brokerage, and the implementation of a soft dollar reimbursement program established with respect to the funds;

•  Data relating to portfolio turnover rates of each fund;

•  The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about the Adviser

•  Reports detailing the financial results and condition of each adviser;

•  Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•  Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•  Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;

•  Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

Other Relevant Information

•  Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•  Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds' administrator; and

•  The terms of each advisory agreement.

13

Eaton Vance-Atlanta Capital Bond Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENTS CONT'D

In addition to the information identified above, the Special Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended March 31, 2006, the Board met nine times and the Special Committee, the Audit Committee and the Governance Committee, each of which is a Committee comprised solely of Independent Trustees, met eight, twelve and five times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund's investment objective.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund's investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any such sub-advisory agreement.

The Special Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Special Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Special Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Special Committee concluded that the continuance of the investment advisory agreement of the Eaton Vance-Atlanta Capital Intermediate Bond Fund (the "Fund") with Boston Management and Research (the "Adviser") and the sub-advisory agreement with Atlanta Capital Management, LLC (the "Sub-adviser"), including the fee structures, is in the interests of shareholders and, therefore, the Special Committee recommended to the Board approval of the agreements. The Board accepted the recommendation of the Special Committee as well as the factors considered and conclusions reached by the Special Committee with respect to the agreements. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory and sub-advisory agreements for the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory and sub-advisory agreements of the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser and the Sub-adviser.

The Board considered the Adviser's and the Sub-adviser's management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund and whose responsibilities include supervising the Sub-adviser. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation paid to recruit and retain investment personnel, and the time and attention devoted to each Fund in the complex by senior management. With respect to the Sub-adviser, the Board took into account the resources available to the Sub-adviser in fulfilling its duties under the sub-advisory agreement and the Sub-adviser's experience in managing fixed income portfolios.

The Board reviewed the compliance programs of the Adviser and its affiliates, including the Sub-adviser. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests from regulatory authorities such as the Securities and Exchange Commission and the National Association of Securities Dealers.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser and Sub-adviser, taken as a whole, are appropriate and consistent with the terms of the respective investment advisory and sub-advisory agreements.

14

Eaton Vance-Atlanta Capital Bond Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENTS CONT'D

Fund Performance

The Board compared the Fund's investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one- and three-year periods ended September 30, 2005 for the Fund. The Board noted that, unlike other Funds in its peer group, the Fund does not invest in BBB rated bonds, which have generally outperformed higher quality bonds during these periods. Recognizing that the Fund's performance in relation to its peer group has been adversely affected by the relatively high quality of the Fund's investment portfolio, the Board concluded that the performance of the Fund is satisfactory.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates payable by the Fund (referred to as "management fees").

As part of its review, the Board considered the Fund's management fee and total expense ratio for the one-year period ended September 30, 2005, as compared to a group of similarly managed funds selected by an independent data provider. The Board considered the fact that the Adviser had waived fees and/or paid expenses of the Fund.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded with respect to the Fund that the management fee charged to the Fund for advisory and related services and the total expense ratio of the Fund are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and its affiliates, including the Sub-adviser, in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates, including the Sub-adviser, in connection with its relationship with the Fund.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates, including the Sub-adviser, are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, including the Sub-adviser, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates, including the Sub-adviser, may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the benefits from economies of scale are currently being shared equitably by the Adviser and its affiliates, including the Sub-adviser, and the Fund. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund, the structure of the advisory fee, which includes breakpoints at several asset levels, can be expected to cause the Adviser and its affiliates, including the Sub-adviser, and the Fund to continue to share such benefits equitably.

15

Eaton Vance-Atlanta Capital Bond Fund

INVESTMENT MANAGEMENT

Eaton Vance-Atlanta Capital Bond Fund

Officers Thomas E. Faust Jr. President and Trustee Gregory L. Coleman Vice President James A. Womack Vice President Barbara E. Campbell Treasurer Alan R. Dynner Secretary Paul M. O'Neil Chief Compliance Officer	Trustees Samuel L. Hayes, III Chairman Benjamin C. Esty Allen R. Freedman James B. Hawkes William H. Park Ronald A. Pearlman Norton H. Reamer Heidi L. Steiger Lynn A. Stout Ralph F. Verni

16

Investment Adviser of Eaton Vance-Atlanta Capital Bond Fund
Boston Management and Research

The Eaton Vance Building
255 State Street
Boston, MA 02109

Sub-Adviser of Eaton Vance-Atlanta Capital Bond Fund
Atlanta Capital Management Company, LLC

1349 West Peachtree Street
Suite 1600
Atlanta, GA 30309

Administrator of Eaton Vance-Atlanta Capital Bond Fund
Eaton Vance Management

The Eaton Vance Building
255 State Street
Boston, MA 02109

Principal Underwriter
Eaton Vance Distributors, Inc.

The Eaton Vance Building
255 State Street
Boston, MA 02109
(617) 482-8260

Custodian
Investors Bank & Trust Company

200 Clarendon Street
Boston, MA 02116

Transfer and Dividend Disbursing Agent
PFPC Inc.

Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Eaton Vance-Atlanta Capital Bond Fund
The Eaton Vance Building
255 State Street
Boston, MA 02109

This report must be preceded or accompanied by a current prospectus. Before investing, investors should consider carefully the Fund's investment objective(s), risks, and charges and expenses. The Fund's current prospectus contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 1-800-225-6265.

1443-5/07  AIBSRC

Semiannual Report March 31, 2007

EATON VANCE-
ATLANTA
CAPITAL
SMID-CAP
FUND

IMPORTANT NOTICES REGARDING PRIVACY,
DELIVERY OF SHAREHOLDER DOCUMENTS,
PORTFOLIO HOLDINGS AND PROXY VOTING

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy ("Privacy Policy") with respect to nonpublic personal information about its customers:

•  Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•  None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer's account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•  Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•  We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc.

In addition, our Privacy Policy only applies to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer's account (i.e., fund shares) is held in the name of a third-party financial adviser/broker-dealer, it is likely that only such adviser's privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures.

For more information about Eaton Vance's Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (the "SEC") permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio (if applicable) will file a schedule of its portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC's website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC's public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds' and portfolios' Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to Portfolio securities during the 12 month period ended June 30, without charge, upon request, by calling 1-800-262-1122. This description is also available on the SEC's website at www.sec.gov.

Eaton Vance-Atlanta Capital SMID-Cap Fund as of March 31, 2007

INVESTMENT UPDATE

William O. Bell, IV, CFA
Co-Portfolio Manager

William R. Hackney, III, CFA
Co-Portfolio Manager

W. Matthew Hereford, CFA
Co-Portfolio Manager

Charles B. Reed, CFA
Co-Portfolio Manager

The Fund

Performance for the Past Six Months

•              For the six months ended March 31, 2007, the Fund’s Class I shares had a total return of 9.75%, the result of an increase in net asset value (NAV) per share to $13.30 on March 31, 2007, from $13.01 on September 30, 2006, and the reinvestment of $0.941 per share in capital gains.(1)

•              The Fund’s Class A shares had a total return of 9.60% for the same period, the result of an increase in NAV per share to $12.70 on March 31, 2007, from $12.48 on September 30, 2006, and the reinvestment of $0.941 per share in capital gains.(1)

•              For comparison, the Fund’s benchmark, the Russell 2500 Index, a market-capitalization weighted unmanaged index of the 2,500 smallest companies in the Russell 3000 Index, had a total return of 12.56% for the six months ended March 31, 2007. The Fund’s benchmark has been changed to the Russell 2500 Index effective January 1, 2007, because the stocks therein are more consistent with the investment style of the Fund. The Fund’s previous benchmark, the Russell 2000 Index, a market-capitalization weighted unmanaged index of the 2,000 smallest companies in the Russell 3000 Index, had a total return of 11.02% for the six months ended March 31, 2007. The average total return of funds in the Lipper Small-Cap Core Classification was 11.18% for the period.(2)

Management Discussion

•              The market environment for small-capitalization equities was favorable over the six months ended March 31, 2007. Small-cap stocks, as measured by the Russell 2500 Index, rose over 12% with most of the gain in the last three months of 2006.(2)

•              Sector performance within the Russell 2500 Index showed strength across the board with all sectors producing positive returns over the last six months. Materials led the way with a 28% price gain. The consumer staples, utilities, energy, and industrial sectors recorded gains of over 15%.(2)

•              The Fund currently invests in a separate registered investment company with the same objective and policies as the Fund, SMID-Cap Portfolio (the “Portfolio”). Management continued to strive to add value through a high-quality investment discipline and portfolio stock selection, not by significantly over-weighting or underweighting particular economic sectors versus the Fund’s benchmark. As a result, the Portfolio’s sector weights generally have not had significant influence on performance of the Fund. As of March 31, 2007, the Portfolio was broadly diversified across all major economic sectors of the Russell 2500 Index, and the sector weights were roughly in line with their respective weights in the Russell 2500 Index.(2),(3)

•              The Fund posted solid returns for the period, but lagged the returns of the Russell 2500 stock index. The Portfolio’s underperformance versus the benchmark was attributable primarily to the weak relative performance of higher-quality stocks, particularly in the consumer discretionary, consumer staples, and industrial sectors of the Portfolio. Lower-quality issues generally outpaced higher-quality in the last six months.

•              The Portfolio benefited from positive stock selection in the energy and information technology sectors, which experienced significant merger and acquisition activity during the period.

See page 3 for additional performance information.

(1)   These returns do not include the 5.75% maximum sales charge for Class A shares. If sales charges were deducted, the returns would be lower. Class I shares are offered to certain investors at net asset value. Absent an allocation of certain expenses to the administrator and the sub-adviser, the returns would be lower.

(2)   It is not possible to invest directly in an Index or a Lipper Classification. The Indexes’ total returns do not reflect commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in an Index. The Lipper total return is the average total return, at net asset value, of the funds that are in the same Lipper Classification as the Fund.

(3)   Sector weightings are subject to change due to active management.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

1

•              Management continues to utilize in-depth fundamental research, seeking broad diversification, a long-term orientation and an emphasis on quality companies. At the end of the period, the Portfolio was invested in 57 companies, broadly diversified among nine economic sectors.(1)

•              Effective January 1, 2007, the Fund changed its name to Eaton Vance-Atlanta Capital SMID-Cap Fund, and the Portfolio in which it invests changed its name to SMID-Cap Portfolio. This name change reflects a change in the investment strategy, which provides that the Portfolio will normally invest in common stocks of companies having market capitalizations within the range of companies constituting the Russell 2500 Index (“small- to mid-cap stocks”). Under normal circumstances, the Portfolio invests at least 80% of its net assets in small- to mid-cap stocks.

(1) Sector weightings are subject to change due to active management.

The views expressed throughout this report are those of the portfolio managers and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based upon market or other conditions, and the investment adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on many factors, may not be relied on as an indication of trading intent on behalf of any Eaton Vance fund.

2

Eaton Vance-Atlanta Capital SMID-Cap Fund as of March 31, 2007
FUND PERFORMANCE

Performance*	Class A	Class I
Average Annual Total Returns (at net asset value)
Six Months	9.60%	9.75%
One Year	7.70%	7.93%
Life of Fund†	12.59%	9.29%
SEC Average Annual Total Returns (including sales charge or applicable CDSC)
Six Months	3.31%	9.75%
One Year	1.55%	7.93%
Life of Fund†	10.61%	9.29%

†Inception Dates – Class A: 11/28/03; Class I: 4/30/02

Total Annual Operating Expenses	Class A	Class I
Gross Expense Ratio	1.87%	1.62%
Net Expense Ratio††	1.20%	0.95%

From the Fund’s Prospectus dated 2/1/07

††    Reflects contractual fee waivers and expense reimbursement, a portion of which may be changed or terminated after October 17, 2007. Any change to the remainder of the waivers and reimbursements requires Trustee approval. Without these waivers and reimbursements, performance would have been lower.

*         Average Annual Total Returns do not include the 5.75% maximum sales charge for Class A shares. If sales charges were deducted, the returns would be lower. SEC Average Annual Total Returns for Class A reflect the maximum 5.75% sales charge. Class I are offered to certain investors at net asset value. Absent an allocation of certain expenses to the administrator of the Fund and sub-adviser of the Portfolio, the returns would be lower.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

Common Stock Investments by Sector**

By net assets

** As a percentage of the Portfolio’s net assets as of March 31, 2007. Portfolio information may not be representative of the Portfolio’s current or future investments and may change due to active management.

Ten Largest Holdings***

By net assets

Markel Corp.	3.8%
Affiliated Managers Group, Inc.	3.7
RLI Corp.	3.2
Kronos, Inc.	3.0
SEI Investments Co.	2.8
International Speedway Corp., Class A	2.5
Jacobs Engineering Group, Inc.	2.5
Respironics, Inc.	2.3
Energen Corp.	2.3
O’Reilly Automotive, Inc.	2.2

*** Ten Largest Holdings represented 28.3% of Portfolio net assets as of March 31, 2007. Holdings are subject to change due to active management.

3

Eaton Vance-Atlanta Capital SMID-Cap Fund as of March 31, 2007

FUND EXPENSES

Example: As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2006 – March 31, 2007).

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Eaton Vance-Atlanta Capital SMID-Cap Fund

	Beginning Account Value (10/1/06)	Ending Account Value (3/31/07)	Expenses Paid During Period* (10/1/06 – 3/31/07)
Actual
Class A	$1,000.00	$1,096.00	$6.48	**
Class I	$1,000.00	$1,097.50	$5.12	**
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,018.70	$6.24	**
Class I	$1,000.00	$1,020.00	$4.94	**

* Expenses are equal to the Fund's annualized expense ratio of 1.24% for Class A shares and 0.98% for Class I shares, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2006. The Example reflects the expenses of both the Fund and Portfolio.

**Absent an allocation of certain expenses to the administrator of the Fund and sub-adviser of the Portfolio, expenses would be higher.

4

Eaton Vance-Atlanta Capital SMID-Cap Fund as of March 31, 2007

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of March 31, 2007

Assets
Investment in SMID-Cap Portfolio, at value (identified cost, $19,233,120)	$22,745,486
Receivable for Fund shares sold	11,168
Receivable from the Administrator of the Fund and sub-adviser of the Portfolio	35,940
Total assets	$22,792,594
Liabilities
Payable to affiliate for distribution and service fees	$5,590
Payable for Fund shares redeemed	2,927
Accrued expenses	15,500
Total liabilities	$24,017
Net Assets	$22,768,577
Sources of Net Assets
Paid-in capital	$16,360,606
Accumulated undistributed net realized gain from Portfolio (computed on the basis of identified cost)	2,901,193
Accumulated net investment loss	(5,588)
Net unrealized appreciation from Portfolio (computed on the basis of identified cost)	3,512,366
Total	$22,768,577
Class A Shares
Net Assets	$9,835,745
Shares Outstanding	774,517
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$12.70
Maximum Offering Price Per Share (100 ÷ 94.25 of $12.70)	$13.47
Class I Shares
Net Assets	$12,932,832
Shares Outstanding	972,688
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$13.30
On sales of $50,000 or more, the offering price of Class A shares is reduced.

Statement of Operations

For the Six Months Ended
March 31, 2007

Investment Income
Dividends allocated from Portfolio	$91,380
Interest allocated from Portfolio	18,933
Expenses allocated from Portfolio	(104,144)
Net investment income from Portfolio	$6,169
Expenses
Trustees' fees and expenses	$86
Distribution and service fees
Class A	10,690
Registration fees	9,093
Legal and accounting services	8,372
Transfer and dividend disbursing agent fees	5,673
Custodian fee	4,763
Printing and postage	3,963
Miscellaneous	5,057
Total expenses	$47,697
Deduct — Allocation of expenses to the administrator of the Fund and sub-adviser of the Portfolio	$35,940
Total expense reductions	$35,940
Net expenses	$11,757
Net investment loss	$(5,588)
Realized and Unrealized Gain (Loss) from Portfolio
Net realized gain (loss) — Investment transactions (identified cost basis)	$3,086,876
Net realized gain	$3,086,876
Change in unrealized appreciation (depreciation) — Investments (identified cost basis)	$(1,128,227)
Net change in unrealized appreciation (depreciation)	$(1,128,227)
Net realized and unrealized gain	$1,958,649
Net increase in net assets from operations	$1,953,061

See notes to financial statements
5

Eaton Vance-Atlanta Capital SMID-Cap Fund as of March 31, 2007

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended March 31, 2007 (Unaudited)	Year Ended September 30, 2006
From operations — Net investment loss	$(5,588)	$(59,988)
Net realized gain from investment transactions	3,086,876	1,770,386
Net change in unrealized appreciation (depreciation) from investments	(1,128,227)	(372,248)
Net increase in net assets from operations	$1,953,061	$1,338,150
Distributions to shareholders — From net realized gain Class A	$(615,058)	$(103,880)
Class I	(959,852)	(1,270,994)
Total distributions to shareholders	$(1,574,910)	$(1,374,874)
Transactions in shares of beneficial interest — Proceeds from sale of shares Class A	$2,832,772	$8,297,073
Class I	2,222,319	1,848,413
Net asset value of shares issued to shareholders in payment of distributions declared Class A	476,027	82,332
Class I	768,564	1,157,973
Cost of shares redeemed Class A	(690,313)	(2,906,065)
Class I	(2,149,009)	(8,946,998)
Net increase (decrease) in net assets from Fund share transactions	$3,460,360	$(467,272)
Net increase (decrease) in net assets	$3,838,511	$(503,996)
Net Assets
At beginning of period	$18,930,066	$19,434,062
At end of period	$22,768,577	$18,930,066
Accumulated net investment loss included in net assets
At end of period	$(5,588)	$—

See notes to financial statements
6

Eaton Vance-Atlanta Capital SMID-Cap Fund as of March 31, 2007

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class A
	Six Months Ended March 31, 2007		Year Ended September 30,
	(Unaudited)(1)		2006(1)	2005(1)	2004(1)(2)
Net asset value — Beginning of period	$12.480		$12.510	$10.810	$10.000
Income (loss) from operations
Net investment loss	$(0.013)		$(0.063)	$(0.077)	$(0.044)
Net realized and unrealized gain	1.174		0.924	1.903	0.854
Total income from operations	$1.161		$0.861	$1.826	$0.810
Less distributions
From net realized gain	$(0.941)		$(0.891)	$(0.126)	$—
Total distributions	$(0.941)		$(0.891)	$(0.126)	$—
Net asset value — End of period	$12.700		$12.480	$12.510	$10.810
Total Return(3)	9.60%		7.34%	16.97%	8.10%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$9,836		$7,073	$1,324	$1,166
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction(4)(5)	1.23	%(6)	1.60%	1.60%	1.60	%(6)
Expenses after custodian fee reduction(4)(5)	1.23	%(6)	1.60%	1.60%	1.60	%(6)
Net investment loss	(0.21	)%(6)	(0.52)%	(0.66)%	(0.51	)%(6)
Portfolio Turnover of the Portfolio	70%		34%	38%	28%

(1)  Net investment loss per share was computed using average shares outstanding.

(2)  For the period from the start of business, November 28, 2003, to September 30, 2004.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis. Total return would have been lower had certain expenses not been reduced during the periods shown.

(4)  Includes the Fund's share of the Portfolio's allocated expenses.

(5)  The investment adviser waived a portion of its investment advisory fee and the administrator subsidized certain operating expenses (equal to 0.62%, 0.27%, 0.27% and 0.43% of average daily net assets for the six months ended March 31, 2007 and the years ended September 30, 2006, 2005, and 2004, respectively). A portion of the waiver and subsidy was borne by the sub-adviser of the Portfolio.

(6)  Annualized.

See notes to financial statements
7

Eaton Vance-Atlanta Capital SMID-Cap Fund as of March 31, 2007

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class I
	Six Months Ended March 31, 2007		Year Ended September 30,
	(Unaudited)(1)		2006(1)	2005(1)	2004(1)	2003(1)	2002(1)(2)
Net asset value — Beginning of period	$13.010		$12.980	$11.180	$9.550	$7.710	$10.000
Income (loss) from operations
Net investment income (loss)	$0.004		$(0.032)	$(0.050)	$(0.031)	$(0.024)	$(0.007)
Net realized and unrealized gain (loss)	1.227		0.953	1.976	1.661	1.864	(2.283)
Total income (loss) from operations	$1.231		$0.921	$1.926	$1.630	$1.840	$(2.290)
Less distributions
From net realized gain	$(0.941)		$(0.891)	$(0.126)	$—	$—	$—
Total distributions	$(0.941)		$(0.891)	$(0.126)	$—	$—	$—
Net asset value — End of period	$13.300		$13.010	$12.980	$11.180	$9.550	$7.710
Total Return(3)	9.75%		7.55%	17.30%	17.07%	23.87%	(22.90)%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$12,933		$11,857	$18,110	$15,616	$10,815	$6,976
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction(4)(5)	0.98	%(6)	1.35%	1.35%	1.35%	1.35%	1.37	%(6)
Expenses after custodian fee reduction(4)(5)	0.98	%(6)	1.35%	1.35%	1.35%	1.35%	1.35	%(6)
Net investment income (loss)	0.05	%(6)	(0.25)%	(0.42)%	(0.29)%	(0.28)%	(0.20	)%(6)
Portfolio Turnover of the Portfolio	70%		34%	38%	28%	54%	17%

(1)  Net investment income (loss) per share was computed using average shares outstanding.

(2)  For the period from the start of business, April 30, 2002, to September 30, 2002.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis. Total return would have been lower had certain expenses not been reduced during the periods shown.

(4)  Includes the Fund's share of the Portfolio's allocated expenses.

(5)  The investment adviser waived a portion of its investment advisory fee and the administrator subsidized certain operating expenses (equal to 0.62%, 0.27%, 0.27%, 0.43%, 0.77% and 1.32% of average daily net assets for the six months ended March 31, 2007 and the years ended September 30, 2006, 2005, 2004, 2003 and 2002, respectively). A portion of the waiver and subsidy was borne by the sub-adviser of the Portfolio.

(6)  Annualized.

See notes to financial statements
8

Eaton Vance-Atlanta Capital SMID-Cap Fund as of March 31, 2007

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1  Significant Accounting Policies

Eaton Vance-Atlanta Capital SMID-Cap Fund (formerly Eaton Vance-Atlanta Capital Small-Cap Fund) is a diversified series of Eaton Vance Growth Trust (the Trust). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940 (the 1940 Act), as amended, as an open-end management investment company. The Fund currently offers two classes of shares. Class A shares are generally sold subject to a sales charge imposed at the time of purchase. Class I shares are offered at net asset value and are not subject to a sales charge. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in the SMID-Cap Portfolio (the Portfolio), a New York Trust, having the same investment objective and policies as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (88.8% at March 31, 2007). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

B  Income — The Fund's net investment income or loss consists of the Fund's pro rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.

C  Federal Taxes — The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders, each year, substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

D  Expense Reduction — Investors Bank & Trust Company (IBT) serves as custodian to the Fund and the Portfolio. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Fund or the Portfolio maintains with IBT. All credit balances used to reduce the Fund's custodian fees are reported as a reduction of total expenses in the Statement of Operations.

E  Other — Investment transactions are accounted for on the date the securities are purchased or sold. Dividends to shareholders are recorded on the ex-dividend date.

F  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Trust's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund and shareholders are indemnified against personal liability for obligations of the Trust. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

H  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

I  Interim Financial Statements — The interim financial statements relating to March 31, 2007 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

Eaton Vance-Atlanta Capital SMID-Cap Fund as of March 31, 2007

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

2  Distributions to Shareholders

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of the net investment income and at least one distribution of all or substantially all of its net realized capital gains. Distributions are declared separately for each class of shares. Distributions are paid in the form of additional shares of the same class of the Fund or, at the election of the shareholder, in cash. Shareholders may reinvest distributions in additional shares of the Fund at the net asset value as of the reinvestment date. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

3  Shares of Beneficial Interest

The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended March 31, 2007 (Unaudited)	Year Ended September 30, 2006
Sales	223,804	694,140
Issued to shareholders electing to receive payments of distributions in Fund shares	38,987	7,019
Redemptions	(54,887)	(240,363)
Net increase	207,904	460,796
Class I	Six Months Ended March 31, 2007 (Unaudited)	Year Ended September 30, 2006
Sales	166,693	144,039
Issued to shareholders electing to receive payments of distributions in Fund shares	60,138	94,838
Redemptions	(165,278)	(722,808)
Net increase (decrease)	61,553	(483,931)

4  Transactions with Affiliates

Eaton Vance Management (EVM) serves as administrator of the Fund but receives no compensation. For the period from September 1, 2006 to October 15, 2006, the administrator of the Fund and the sub-adviser of the Portfolio, Atlanta Capital Management, LLC (Atlanta Capital) agreed to reimburse the Fund's other expenses (excluding the investment adviser fee and the distribution and service fee) to the extent that they exceeded 0.35% of average daily net assets. Effective October 16, 2006, the administrator of the Fund and the sub-adviser of the Portfolio have agreed to reimburse the Fund's other expenses (excluding the investment advisor fee and the distribution and service fee) to the extent that they exceed 0.15% of average daily net assets. This agreement may be changed or terminated after October 17, 2007, but is subject to Trustee approval if the reimbursement is reduced to the extent that the Fund's other expenses would exceed 0.35% of average daily net assets. Pursuant to these agreements, EVM and Atlanta Capital were allocated $8,985 and $26,955, respectively of the Fund's operating expenses for the six months ended March 31, 2007. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report. Except as to Trustees of the Fund and the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser fee earned by BMR. EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of those services. During the six months ended March 31, 2007, EVM received $119 in sub-transfer agent fees from the Fund. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), a subsidiary of EVM and the Fund's principal underwriter, received $1,382 as its portion of the sales charge on sales of fund shares for the six months ended March 31, 2007. Certain officers and Trustees of the Fund and Portfolio are officers of the above organizations.

5  Distribution Plan

Class A has in effect a distribution plan pursuant to Rule 12b-1 (Class A Plan). The Class A Plan provides that the Fund will pay EVD a distribution and service fee of 0.25% (annualized) of the Fund's average daily net assets attributable to Class A shares for each fiscal year for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the

Eaton Vance-Atlanta Capital SMID-Cap Fund as of March 31, 2007

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

maintenance of shareholder accounts. Distribution and service fees paid or accrued for the six months ended March 31, 2007 amounted to $10,690 for Class A shares.

6  Contingent Deferred Sales Charge

Class A shares purchased at net asset value in amounts of $1 million or more are subject to a 1% contingent deferred sales charge (CDSC) if redeemed within 18 months of purchase. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gains distributions. No CDSC is levied on shares which have been sold to EVD or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. EVD did not receive any CDSC paid by Class A shareholders for the six months ended March 31, 2007.

7  Investment Transactions

Increases and decreases in the Fund's investment in the Portfolio for the six months ended March 31, 2007, aggregated $5,209,557 and $3,182,210 respectively.

8  Name Change

Effective January 1, 2007, the Eaton Vance-Atlanta Capital Small-Cap Fund changed its name to Eaton Vance-Atlanta Capital SMID-Cap Fund and its investment policy changed to state that the Portfolio will normally invest in common stocks of small to mid-sized companies having market capitalization within the range of companies comprising the Russell 2500 Index ("small to mid-cap stocks"). Under normal circumstances, the Portfolio will invest at least 80% of its net assets in small to mid-cap stocks.

9  Recently Issued Accounting Pronouncements

In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48, (FIN 48) "Accounting for Uncertainty in Income Taxes – an interpretation of FASB Statement No. 109". FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, "Accounting for Income Taxes." This interpretation prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective during the first required financial reporting period for fiscal years beginning after December 15, 2006. Management is currently evaluating the impact of applying the various provisions of FIN 48.

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157, (FAS 157) "Fair Value Measurements". FAS 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007. Management is currently evaluating the impact the adoption of FAS 157 will have on the Fund's financial statement disclosures.

SMID-Cap Portfolio as of March 31, 2007

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 97.2%
Security	Shares	Value
Airlines — 2.0%
SkyWest, Inc.	18,800	$504,404
		$504,404
Automobiles — 1.2%
Thor Industries, Inc.	7,900	$311,181
		$311,181
Capital Markets — 7.7%
A.G. Edwards, Inc.	4,600	$318,228
Affiliated Managers Group, Inc.(1)	8,800	953,480
SEI Investments Co.	11,700	704,691
		$1,976,399
Commercial Banks — 3.7%
City National Corp.	4,300	$316,480
Cullen/Frost Bankers, Inc.	6,000	313,980
Westamerica Bancorporation	6,500	313,105
		$943,565
Commercial Services & Supplies — 2.5%
Adesa, Inc.	14,000	$386,820
Copart, Inc.(1)	9,100	254,891
		$641,711
Computer Peripherals — 2.0%
Diebold, Inc.	10,700	$510,497
		$510,497
Construction & Engineering — 2.5%
Jacobs Engineering Group, Inc.(1)	13,500	$629,775
		$629,775
Consumer Finance — 1.2%
Student Loan Corp. (The)	1,700	$316,064
		$316,064

Security	Shares	Value
Containers & Packaging — 1.5%
AptarGroup, Inc.	5,900	$394,887
		$394,887
Diversified Consumer Services — 1.8%
Matthews International Corp., Class A	11,000	$447,700
		$447,700
Electric Utilities — 1.5%
DPL, Inc.	12,600	$391,734
		$391,734
Electrical Equipment — 2.2%
Genlyte Group, Inc. (The)(1)	7,800	$550,290
		$550,290
Electronic Equipment & Instruments — 6.5%
Amphenol Corp. Class A	7,700	$497,189
CDW Corp.	6,100	374,723
National Instruments Corp.	12,900	338,367
Scansource, Inc.(1)	16,600	445,544
		$1,655,823
Energy Equipment & Services — 2.4%
FMC Technologies, Inc.(1)	4,700	$327,872
Hydril Co.(1)	3,100	298,344
		$626,216
Food Products — 1.2%
McCormick & Co., Inc.	8,200	$315,864
		$315,864
Gas Utilities — 2.3%
Energen Corp.	11,400	$580,146
		$580,146

See notes to financial statements
12

SMID-Cap Portfolio as of March 31, 2007

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security	Shares	Value
Health Care Equipment & Supplies — 9.8%
Beckman Coulter, Inc.	4,900	$313,061
DENTSPLY International, Inc.	9,800	320,950
Mentor Corp.	9,600	441,600
ResMed, Inc.(1)	6,500	327,405
Respironics, Inc.(1)	13,900	583,661
Varian Medical Systems, Inc.(1)	10,700	510,283
		$2,496,960
Health Care Providers & Services — 3.9%
Henry Schein, Inc.(1)	9,600	$529,728
Owens & Minor, Inc.	13,100	481,163
		$1,010,891
Hotels, Restaurants & Leisure — 6.8%
Ambassadors Group, Inc.	9,600	$319,104
Brinker International, Inc.	11,600	379,320
International Speedway Corp., Class A	12,300	635,910
Sonic Corp.(1)	18,100	403,268
		$1,737,602
Household Durables — 2.4%
Harman International Industries, Inc.	3,900	$374,712
Mohawk Industries, Inc.(1)	3,000	246,150
		$620,862
Insurance — 8.2%
Brown and Brown, Inc.	11,700	$316,134
Markel Corp.(1)	2,000	969,660
RLI Corp.	14,900	818,457
		$2,104,251
IT Services — 0.8%
Total System Services, Inc.	6,700	$213,395
		$213,395
Machinery — 1.7%
Graco, Inc.	11,000	$430,760
		$430,760

Security	Shares	Value
Media — 1.5%
Harte-Hanks, Inc.	13,700	$377,983
		$377,983
Personal Products — 1.0%
Alberto-Culver Co.	11,200	$256,256
		$256,256
Real Estate Management & Development — 1.3%
Forest City Enterprises, Inc., Class A	5,000	$330,900
		$330,900
Road & Rail — 1.3%
Landstar System, Inc.	7,400	$339,216
		$339,216
Software — 10.3%
ANSYS, Inc.(1)	10,700	$543,239
FactSet Research Systems, Inc.	8,800	553,080
Fair Isaac Corp.	6,700	259,156
Jack Henry & Associates, Inc.	21,900	526,695
Kronos, Inc.(1)	14,300	765,050
		$2,647,220
Specialty Retail — 6.0%
Aaron Rents, Inc.	11,800	$311,992
O'Reilly Automotive, Inc.(1)	17,100	566,010
Sally Beauty Holdings, Inc.(1)	41,200	378,628
Tiffany & Co.	6,000	272,880
		$1,529,510
Total Common Stocks (identified cost $20,717,867)		$24,892,062
Total Investments — 97.2% (identified cost $20,717,867)		$24,892,062
Other Assets, Less Liabilities — 2.8%		$726,284
Net Assets — 100.0%		$25,618,346

(1)  Non-income producing security.

See notes to financial statements
13

SMID-Cap Portfolio as of March 31, 2007

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of March 31, 2007

Assets
Investments, at value (identified cost, $20,717,867)	$24,892,062
Cash	736,984
Receivable from the Administrator	11,577
Dividends and interest receivable	14,806
Total assets	$25,655,429
Liabilities
Payable to affiliate for investment advisory fees	$16,427
Accrued expenses	20,656
Total liabilities	$37,083
Net Assets applicable to investors' interest in Portfolio	$25,618,346
Sources of Net Assets
Net proceeds from capital contributions and withdrawals	$21,444,151
Net unrealized appreciation (computed on the basis of identified cost)	4,174,195
Total	$25,618,346

Statement of Operations

For the Six Months Ended
March 31, 2007

Investment Income
Dividends	$101,971
Interest	21,267
Total investment income	$123,238
Expenses
Investment adviser fee	$120,556
Trustees' fees and expenses	85
Custodian fee	18,818
Legal and accounting services	11,120
Miscellaneous	851
Total expenses	$151,430
Deduct — Reduction of investment adviser fee	$22,901
Allocation of expenses to the investment adviser	11,577
Total expense reductions	$34,478
Net expenses	$116,952
Net investment income	$6,286
Realized and Unrealized Gain (Loss)
Net realized gain (loss) — Investment transactions (identified cost basis)	$3,463,526
Net realized gain	$3,463,526
Change in unrealized appreciation (depreciation) — Investments (identified cost basis)	$(1,237,650)
Net change in unrealized appreciation (depreciation)	$(1,237,650)
Net realized and unrealized gain	$2,225,876
Net increase in net assets from operations	$2,232,162

See notes to financial statements
14

SMID-Cap Portfolio as of March 31, 2007

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended March 31, 2007 (Unaudited)	Year Ended September 30, 2006
From operations — Net investment income (loss)	$6,286	$(28,917)
Net realized gain from investment transactions	3,463,526	2,065,592
Net change in unrealized appreciation (depreciation) from investments	(1,237,650)	(396,870)
Net increase in net assets from operations	$2,232,162	$1,639,805
Capital transactions — Contributions	$6,045,053	$11,128,257
Withdrawals	(5,182,880)	(13,007,237)
Net increase (decrease) in net assets from capital transactions	$862,173	$(1,878,980)
Net increase (decrease) in net assets	$3,094,335	$(239,175)
Net Assets
At beginning of period	$22,524,011	$22,763,186
At end of period	$25,618,346	$22,524,011

See notes to financial statements
15

SMID-Cap Portfolio as of March 31, 2007

FINANCIAL STATEMENTS CONT'D

Supplementary Data

	Six Months Ended March 31, 2007		Year Ended September 30,
	(Unaudited)		2006	2005	2004	2003	2002(1)
Ratios/Supplemental Data
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction(2)	0.97	%(3)	1.23%	1.25%	1.28%	1.05%	0.92	%(3)
Expenses after custodian fee reduction(2)	0.97	%(3)	1.23%	1.25%	1.28%	1.05%	0.90	%(3)
Net investment income (loss)	0.05	%(3)	(0.13)%	(0.31)%	(0.22)%	0.03%	0.23	%(3)
Portfolio Turnover	70%		34%	38%	28%	54%	17%
Total Return	9.77%		7.67%	17.42%	17.15%	24.24%	(22.75)%
Net assets, end of period (000's omitted)	$25,618		$22,524	$22,763	$19,433	$14,462	$13,765

(1)  For the period from the start of business, April 30, 2002, to September 30, 2002.

(2)  The investment adviser waived a portion of its investment advisory fee and/or subsidized certain operating expenses (equal to 0.29%, less than 0.01%, 0.01%, 0.01%, 0.28% and 0.73% of average daily net assets for the six months ended March 31, 2007 and the years ended September 30, 2006, 2005, 2004, 2003, and 2002, respectively. A portion of the waiver and subsidy was borne by the sub-adviser.

(3)  Annualized.

See notes to financial statements
16

SMID-Cap Portfolio as of March 31, 2007

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1  Significant Accounting Policies

SMID-Cap Portfolio (formerly Small-Cap Portfolio) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Portfolio, which was organized as a trust under the laws of the State of New York on December 10, 2001, seeks to achieve long-term capital growth by investing in a diversified selection of common stocks of small to mid-sized companies having market capitalizations within the range of companies comprising the Russell 2500 Index. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At March 31, 2007, the Eaton Vance-Atlanta Capital SMID-Cap Fund and the Eaton Vance Equity Asset Allocation Fund held 88.8% and 1.1% interests in the Portfolio, respectively. The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Securities listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market System generally are valued at the official NASDAQ closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by an independent pricing service. Exchange-traded options are valued at the last sale price for the day of valuation as quoted on the principal exchange or board of trade on which the options are traded or, in the absence of sales on such date, at the mean between the latest bid and asked prices therefore. Futures positions on securities and currencies generally are valued at closing settlement prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. If short-term debt securities were acquired with a remaining maturity of more than 60 days, they will be valued by a pricing service. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by an independent quotation service. The daily valuation of exchange traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair valued securities. Investments held by the Portfolio for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio considering relevant factors, data and information including the market value of freely tradable securities of the same class in the principal market on which such securities are normally traded.

B  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries' tax rules and rates. Dividend income may include dividends that represent return of capital for federal income tax purposes. Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

C  Income Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

17

SMID-Cap Portfolio as of March 31, 2007

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

D  Expense Reduction — Investors Bank & Trust Company (IBT) serves as custodian to the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Portfolio maintains with IBT. All credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of total expenses on the Statement of Operations.

E  Other — Investment transactions are accounted for on a trade date basis. Realized gains and losses are computed based on the specific identification of securities sold.

F  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Portfolio's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Interestholders in the Portfolio are jointly and severally liable for the liabilities and obligations of the Portfolio in the event that the Portfolio fails to satisfy such liabilities and obligations; provided, however, that, to the extent assets are available in the Portfolio, the Portfolio may, under certain circumstances, indemnify interestholders from and against any claim or liability to which such holder may become subject by reason of being or having been an interestholder in the Portfolio. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

H  Interim Financial Statements — The interim financial statements relating to March 31, 2007 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. Under the advisory agreement, BMR receives a monthly advisory fee equal to 1.00% annually of the average daily net assets of the Portfolio up to $500 million, and at reduced rates as daily net assets exceed that level. For the six months ended ended March 31, 2007, the investment adviser fee amounted to $120,556. Pursuant to a sub-advisory agreement, BMR has delegated the investment management of the Portfolio to Atlanta Capital Management, LLC ("Atlanta Capital"), an indirect majority-owned subsidiary of EMV. BMR pays Atlanta Capital a monthly fee for sub-advisory services provided to the Portfolio in the amount of 0.750% annually of average daily net assets up to $500 million, and at reduced rates as daily net assets exceed that level. Effective October 16, 2006, BMR and Atlanta Capital have agreed to waive a portion of their respective investment advisory and sub-advisory fees so that the monthly advisory fee will be equal to 0.80% annually of average daily net assets. This agreement may be changed or terminated after October 17, 2007. For the six months ended March 31, 2007, BMR waived $22,114 of its advisory fee. Atlanta Capital, in turn, waived $16,586 of its sub-advisory fee. BMR has also agreed to reduce the investment adviser fee by an amount equal to that portion of commissions paid to broker dealers in execution of security transactions attributed to the Portfolio that is consideration for third-party research services. For the six months ended March 31, 2007, BMR waived $787 of its advisory fee. Atlanta Capital, in turn, waived $787 of its sub-advisory fee. Pursuant to a voluntary expense reimbursement, BMR and Atlanta Capital were allocated $2,894 and $8,683 of the Portfolio's operating expenses for the period October 16, 2006 to March 31, 2007. Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Trustees of the Portfolio that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended March 31, 2007, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

18

SMID-Cap Portfolio as of March 31, 2007

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

3  Investment Transactions

Purchases and sales of investments, other than short-term obligations, aggregated $17,211,741 and $15,993,468 respectively, for the six months ended March 31, 2007.

4  Federal Income Tax Basis of Unrealized Appreciation (Depreciation)

The cost and unrealized appreciation (depreciation) in value of the investments owned at March 31, 2007, as determined on a federal income tax basis, were as follows:

Aggregate cost	$20,901,219
Gross unrealized appreciation	$4,243,994
Gross unrealized depreciation	(253,151)
Net unrealized appreciation	$3,990,843

5  Line of Credit

The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the six months ended March 31, 2007.

6  Name Change

Effective January 1, 2007, the Small-Cap Portfolio changed its name to SMID-Cap Portfolio and its investment policy changed to state that the Portfolio will normally invest in common stocks of small to mid-sized companies having market capitalizations within the range of companies comprising the Russell 2500 Index ("small to mid-cap stocks"). Under normal circumstances, the Portfolio will invest at least 80% of its net assets in small to mid-cap stocks.

7  Recently Issued Accounting Pronouncements

In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48, (FIN 48) "Accounting for Uncertainty in Income Taxes – an interpretation of FASB Statement No. 109". FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, "Accounting for Income Taxes." This interpretation prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective during the first required financial reporting period for fiscal years beginning after December 15, 2006. Management is currently evaluating the impact of applying the various provisions of FIN 48.

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157, (FAS 157) "Fair Value Measurements". FAS 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007. Management is currently evaluating the impact the adoption of FAS 157 will have on the Fund's financial statement disclosures.

19

Eaton Vance-Atlanta Capital SMID-Cap Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENTS

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the "1940 Act"), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund's board of trustees, including by a vote of a majority of the trustees who are not "interested persons" of the fund ("Independent Trustees") cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a "Board") of the Eaton Vance group of mutual funds (the "Eaton Vance Funds") held on March 27, 2006, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Special Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Special Committee reviewed information furnished for a series of meetings of the Special Committee held in February and March 2006. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•  An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•  An independent report comparing each fund's total expense ratio and its components to comparable funds;

•  An independent report comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;

•  Data regarding investment performance in comparison to relevant peer groups of funds and appropriate indices;

•  Comparative information concerning fees charged by each adviser for managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing the fund;

•  Profitability analyses for each adviser with respect to each fund managed by it;

Information about Portfolio Management

•  Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed;

•  Information concerning the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through "soft dollar" benefits received in connection with the funds' brokerage, and the implementation of a soft dollar reimbursement program established with respect to the funds;

•  Data relating to portfolio turnover rates of each fund;

•  The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about the Adviser

•  Reports detailing the financial results and condition of each adviser;

•  Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•  Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•  Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;

•  Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

Other Relevant Information

•  Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•  Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds' administrator; and

•  The terms of each advisory agreement.

In addition to the information identified above, the Special Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve month period ended March 31,

20

Eaton Vance-Atlanta Capital SMID-Cap Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENTS CONT'D

2006, the Board met nine times and the Special Committee, the Audit Committee and the Governance Committee, each of which is a Committee comprised solely of Independent Trustees, met eight, twelve and five times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund's investment objective.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund's investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any such sub-advisory agreement.

The Special Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Special Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Special Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Special Committee concluded that the continuance of the investment advisory agreement of Small-Cap Portfolio (the "Portfolio"), the underlying Portfolio in which Eaton Vance-Atlanta Capital Small-Cap Fund (the "Fund") invests, with Boston Management and Research (the "Adviser") and the sub-advisory agreement with Atlanta Capital Management, LLC (the "Sub-adviser"), including the fee structures, is in the interests of shareholders and, therefore, the Special Committee recommended to the Board approval of the agreements. The Board accepted the recommendation of the Special Committee as well as the factors considered and conclusions reached by the Special Committee with respect to the agreements. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory and sub-advisory agreements for the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory and sub-advisory agreements of the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser and the Sub-adviser.

The Board considered the Adviser's and the Sub-adviser's management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio and whose responsibilities include supervising the Sub-adviser. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation paid to recruit and retain investment personnel, and the time and attention devoted to each fund in the complex by senior management. With respect to the Sub-adviser, the Board took into account the resources available to the Sub-adviser in fulfilling its duties under the sub-advisory agreement and the Sub-adviser's experience in managing equity portfolios.

The Board reviewed the compliance programs of the Adviser and its affiliates, including the Sub-adviser. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates, including the Sub-adviser, to requests from regulatory authorities such as the Securities and Exchange Commission and the National Association of Securities Dealers.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser and Sub-adviser, taken as a whole, are appropriate and consistent with the terms of the respective investment advisory agreements.

Fund Performance

The Board compared the Fund's investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one-year

21

Eaton Vance-Atlanta Capital SMID-Cap Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENTS CONT'D

period ended September 30, 2005 for the Fund. The Board noted that, unlike many other funds in its peer group, the Fund is managed by the Sub-adviser with an emphasis on higher quality growth companies, which generally have underperformed lower quality companies in recent years. The Board also reviewed information provided by the Sub-adviser concerning the relative performance of the Fund compared with other mutual funds that focus on higher quality growth companies. The Board concluded that the performance of the Fund is satisfactory.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates payable by the Portfolio and by the Fund (referred to collectively as "management fees").

As part of its review, the Board considered the Portfolio's and the Fund's management fee and total expense ratio for the one-year period ended September 30, 2005, as compared to a group of similarly managed funds selected by an independent data provider. The Board considered the fact that the Adviser had waived fees and/or paid expenses of the Fund.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded with respect to the Portfolio and the Fund that the management fee charged to the Portfolio and the Fund for advisory and related services and the total expense ratio of the Fund are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and its affiliates, including the Sub-adviser, in providing investment advisory and administrative services to the Fund and the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates, including the Sub-adviser, in connection with its relationship with the Portfolio, including the benefits of research services that may be available to the Adviser or the Sub-adviser as a result of securities transactions effected for the Portfolio and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates, including the Sub-adviser, are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, including the Sub-adviser, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates, including the Sub-adviser, may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the benefits from economies of scale are currently being shared equitably by the Adviser and its affiliates, including the Sub-adviser, and the Fund. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund, the structure of the advisory fee, which includes breakpoints at several asset levels, can be expected to cause the Adviser and its affiliates, including the Sub-adviser, and the Fund to continue to share such benefits equitably.

22

Eaton Vance-Atlanta Capital SMID-Cap Fund

INVESTMENT MANAGEMENT

Eaton Vance-Atlanta Capital SMID-Cap Fund

Officers Thomas E. Faust Jr. President and Trustee Gregory L. Coleman Vice President James A. Womack Vice President Barbara E. Campbell Treasurer Alan R. Dynner Secretary Paul M. O'Neil Chief Compliance Officer	Trustees Samuel L. Hayes, III Chairman Benjamin C. Esty Allen R. Freedman James B. Hawkes William H. Park Ronald A. Pearlman Norton H. Reamer Heidi L. Steiger Lynn A. Stout Ralph F. Verni

SMID-Cap Portfolio

Officers
James B. Hawkes
President and Trustee
William O. Bell, IV
Vice President
Thomas E. Faust Jr.
Vice President and Trustee
William R. Hackney, III
Vice President
W. Matthew Hereford
Vice President
Charles B. Reed
Vice President
Kristin S. Anagnost
Treasurer
Alan R. Dynner
Secretary
Paul M. O'Neil
Chief Compliance Officer	Trustees Samuel L. Hayes, III Chairman Benjamin C. Esty Allen R. Freedman William H. Park Ronald A. Pearlman Norton H. Reamer Heidi L. Steiger Lynn A. Stout Ralph F. Verni

23

This Page Intentionally Left Blank

Investment Adviser of SMID-Cap Portfolio
Boston Management and Research

The Eaton Vance Building
255 State Street
Boston, MA 02109

Sub-Adviser of SMID-Cap Portfolio
Atlanta Capital Management Company, LLC

1349 West Peachtree Street
Suite 1600
Atlanta, GA 30309

Administrator of Eaton Vance-Atlanta Capital SMID-Cap Fund
Eaton Vance Management

The Eaton Vance Building
255 State Street
Boston, MA 02109

Principal Underwriter
Eaton Vance Distributors, Inc.

The Eaton Vance Building
255 State Street
Boston, MA 02109
(617) 482-8260

Custodian
Investors Bank & Trust Company

200 Clarendon Street
Boston, MA 02116

Transfer Agent
PFPC Inc.

Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Eaton Vance-Atlanta Capital SMID-Cap Fund
The Eaton Vance Building
255 State Street
Boston, MA 02109

This report must be preceded or accompanied by a current prospectus. Before investing, investors should consider carefully the Fund's investment objective(s), risks, and charges and expenses. The Fund's current prospectus contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 1-800-225-6265.

1452-5/07  ASCSRC

Semiannual Report March 31, 2007

EATON VANCE-
ATLANTA
CAPITAL
LARGE-CAP
GROWTH
FUND

IMPORTANT NOTICES REGARDING PRIVACY,
DELIVERY OF SHAREHOLDER DOCUMENTS,
PORTFOLIO HOLDINGS AND PROXY VOTING

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy ("Privacy Policy") with respect to nonpublic personal information about its customers:

•  Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•  None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer's account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•  Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•  We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc.

In addition, our Privacy Policy only applies to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer's account (i.e., fund shares) is held in the name of a third-party financial adviser/ broker-dealer, it is likely that only such adviser's privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures.

For more information about Eaton Vance's Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (the "SEC") permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio (if applicable) will file a schedule of its portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC's website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC's public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds' and Portfolios' Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, without charge, upon request, by calling 1-800-262-1122. This description is also available on the SEC's website at www.sec.gov.

Eaton Vance-Atlanta Capital Large-Cap Growth Fund as of March 31, 2007

INVESTMENT UPDATE

William R. Hackney, III, CFA
Co-Portfolio Manager

Marilyn Robinson Irvin, CFA
Co-Portfolio Manager

Paul J. Marshall, CFA
Co-Portfolio Manager

The Fund

Performance for the Past Six Months

•                  For the six months ended March 31, 2007, the Fund’s Class I shares had a total return of 4.40%, the result of a decrease in net asset value (NAV) per share to $10.76 on March 31, 2007, from $11.01 on September 30, 2006, and the reinvestment of $0.041 per share in dividend income and $0.704 per share in capital gains.(1)

•                  The Fund’s Class A shares had a total return of 4.31% for the same period, the result of a decrease in NAV per share to $11.30 on March 31, 2007, from $11.51 on September 30, 2006, and the reinvestment of $0.012 per share in dividend income and $0.704 per share in capital gains.(1)

•                  For comparison, the Fund’s benchmark, the S&P 500 Index, a broad-based, unmanaged index of stocks commonly used as a measure of U.S. stock market performance, had a total return of 7.38% for the six months ended March 31, 2007. The average total return of funds in the Lipper Large-Cap Growth Classification was 6.37% for the period.(2)

Management Discussion

•                  During the six months ended March 31, 2007, stock prices moved higher, despite worsening conditions in the U.S. housing industry that sparked a financial crisis in the subprime mortgage market.

•                  Based on the performance of the various sectors within the S&P 500 Index during the past six months, investors seemed to take a defensive stance among U.S. equities and a more aggressive stance abroad. The defensive and largely domestic utilities and telecommunications services sectors posted double-digit returns during the period. The economically sensitive materials and energy sectors likewise recorded double-digit gains. The fortunes of these latter two sectors are more heavily tied to the global economy, particularly the emerging market economies which experienced much higher growth rates than the U.S. during the period. Sectors that lagged the S&P 500 included health care, financials, information technology and consumer staples.

•                  The Fund currently invests in a separate registered investment company, Large-Cap Portfolio (the “Portfolio”), with the same objective and policies as the Fund. The Portfolio strives to invest in seasoned, high-quality companies with long-term track records of consistent earnings growth. During the period, Fund returns were driven by 12-13% gains among the Portfolio’s energy, materials and consumer discretionary sectors, which benefited from large price advances in selected energy equipment, industrial gas, department store and athletic footwear names. Despite these gains, the Fund’s performance lagged the benchmark due primarily to price declines in certain technology and industrial stocks, the weak relative performance of higher-quality stocks versus lower-quality issues, and the Portfolio’s sector weights compared to the S&P 500.(3)

See page 3 for additional performance information.

(1) These returns do not include the 5.75% maximum sales charge for Class A shares. If sales charges were deducted, the returns would be lower. Class I shares are offered to certain investors at net asset value. Absent an allocation of certain expenses to the administrator of the Fund and sub-adviser of the Portfolio, the returns would be lower.

(2) It is not possible to invest directly in an Index or Lipper Classification. The Index’s total return does not reflect commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. The Lipper total return is the average total return, at net asset value, of the funds that are in the same Lipper Classification as the Fund.

(3) Sector weightings are subject to change due to active management.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

•                  During the period, the Portfolio generally de-emphasized heavily regulated sectors, like utilities and telecommunication services, as well as sectors like energy and materials whose earnings are heavily dependent on fluctuating industrial commodity prices. The Portfolio’s underweight positions in each of these four sectors had a negative impact on performance versus the S&P 500 benchmark. Moreover, the Portfolio generally had above-benchmark weightings in the technology and health care sectors during the period, due to our expectations of potential future earnings growth. Overweight positions in these sectors also constrained Fund performance for the period.

•                  At the end of the six-month period, the Portfolio held significant overweight positions in the technology, health care and consumer staples sectors, due to their perceived favorable growth characteristics and their exposure to foreign economic growth (1) We believe this will help position the Portfolio if economic growth in the rest of the world exceeds the growth rate expected for the U.S. economy. At the end of the period the Portfolio was positioned to emphasize companies with foreign sales exposure and de-emphasize companies dependent only on U.S. consumer spending for big ticket and discretionary items. Moreover, a relatively weak U.S. dollar on world currency markets should benefit the earnings of companies with significant foreign sales exposure.

(1) Sector weightings are subject to change due to active management.

The views expressed throughout this report are those of the portfolio managers and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based upon market or other conditions, and the investment adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on many factors, may not be relied on as an indication of trading intent on behalf of any Eaton Vance fund.

Eaton Vance-Atlanta Capital Large-Cap Growth Fund as of March 31, 2007

FUND PERFORMANCE

Performance*	Class A	Class I
Average Annual Total Returns (at net asset value)
Six Months	4.31%	4.40%
One Year	4.31%	4.60%
Life of Fund†	6.45%	3.64%

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
Six Months	-1.67%	4.40%
One Year	-1.67%	4.60%
Life of Fund†	4.59%	3.64%

†Inception Dates – Class A: 11/28/03; Class I: 4/30/02

Total Annual
Operating Expenses	Class A	Class I
Gross Expense Ratio	1.42%	1.17%
Net Expense Ratio††	1.25%	1.00%

From the Fund’s Prospectus dated 2/1/07

††      Reflects a voluntary expense reimbursement which may be changed or terminated at any time, subject to Trustee approval. Without this reimbursement, performance would have been lower.

*           Average Annual Total Returns do not include the 5.75% maximum sales charge for Class A shares. If sales charges were deducted, the returns would be lower. SEC Average Annual Total Returns for Class A reflect the maximum 5.75% sales charge. Class I are offered to certain investors at net asset value. Absent an allocation of certain expenses to the administrator of the Fund and sub-adviser of the Portfolio, the returns would be lower.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

Common Stock Investments by Sector*

By net assets

*             As a percentage of the Portfolio’s net assets of March 31, 2007. Portfolio information may not be representative of the Portfolio’s current or future investments and may change due to active management.

Ten Largest Holdings**

 By net assets

General Electric Co.	4.2%
Cisco Systems, Inc.	3.8
Microsoft Corp.	3.0
Procter & Gamble Co.	3.0
Baker Hughes, Inc.	2.9
Staples, Inc.	2.4
Abbott Laboratories	2.4
Medtronic, Inc.	2.3
Apache Corp.	2.3
PepsiCo, Inc.	2.3

**      Ten Largest Holdings represented 28.6% of Portfolio net assets as of March 31, 2007.  Holdings are subject to change due to active management.

Eaton Vance-Atlanta Capital Large-Cap Growth Fund as of March 31, 2007

FUND EXPENSES

Example: As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2006 –March 31, 2007).

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual return of the Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Eaton Vance-Atlanta Capital Large-Cap Growth Fund

	Beginning Account Value (10/1/06)	Ending Account Value (3/31/07)	Expenses Paid During Period* (10/1/06 – 3/31/07)
Actual
Class A	$1,000.00	$1,043.10	$6.37	**
Class I	$1,000.00	$1,044.00	$5.10	**
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,018.70	$6.29	**
Class I	$1,000.00	$1,019.90	$5.04	**

* Expenses are equal to the Fund's annualized expense ratio of 1.25% for Class A shares, 1.00% for Class I shares multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2006. The Example reflects the expenses of both the Fund and the Portfolio.

** Absent an allocation of certain expenses to the administrator of the Fund and sub-adviser of the Portfolio, expenses would be higher.

Eaton Vance-Atlanta Capital Large-Cap Growth Fund as of March 31, 2007

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of March 31, 2007

Assets
Investment in Large-Cap Portfolio, at value (identified cost, $23,144,957)	$27,698,215
Receivable for Fund shares sold	11,179
Receivable from the administrator of the Fund and sub-adviser of the Portfolio	16,726
Total assets	$27,726,120
Liabilities
Payable to affiliate for distribution and service fees	$8,217
Accrued expenses	20,832
Total liabilities	$29,049
Net Assets	$27,697,071
Sources of Net Assets
Paid-in capital	$22,225,726
Accumulated undistributed net realized gain from Portfolio (computed on the basis of identified cost)	897,348
Accumulated undistributed net investment income	20,739
Net unrealized appreciation from Portfolio (computed on the basis of identified cost)	4,553,258
Total	$27,697,071
Class A Shares
Net Assets	$12,805,046
Shares Outstanding	1,133,373
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$11.30
Maximum Offering Price Per Share (100 ÷ 94.25 of $11.30)	$11.99
Class I Shares
Net Assets	$14,892,025
Shares Outstanding	1,383,635
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$10.76
On sales of $50,000 or more, the offering price of Class A shares is reduced.

Statement of Operations

For the Six Months Ended
March 31, 2007

Investment Income
Dividends allocated from Portfolio	$180,888
Interest allocated from Portfolio	11,921
Expenses allocated from Portfolio	(119,390)
Net investment income from Portfolio	$73,419
Expenses
Trustees' fees and expenses	$85
Distribution and service fees Class A	16,767
Registration fees	11,266
Legal and accounting services	8,540
Transfer and dividend disbursing agent fees	6,920
Custodian fee	4,714
Printing and postage	2,343
Miscellaneous	4,967
Total expenses	$55,602
Deduct — Allocation of expenses to the administrator of the Fund and sub-adviser of the Portfolio	$16,726
Total expense reductions	$16,726
Net expenses	$38,876
Net investment income	$34,543
Realized and Unrealized Gain (Loss) from Portfolio
Net realized gain (loss) — Investment transactions (identified cost basis)	$962,635
Net realized gain	$962,635
Change in unrealized appreciation (depreciation) — Investments (identified cost basis)	$129,877
Net change in unrealized appreciation (depreciation)	$129,877
Net realized and unrealized gain	$1,092,512
Net increase in net assets from operations	$1,127,055

See notes to financial statements

Eaton Vance-Atlanta Capital Large-Cap Growth Fund as of March 31, 2007

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended March 31, 2007 (Unaudited)	Year Ended September 30, 2006
From operations — Net investment income	$34,543	$71,229
Net realized gain from investment transactions	962,635	1,736,483
Net change in unrealized appreciation (depreciation) from investments	129,877	(346,066)
Net increase in net assets from operations	$1,127,055	$1,461,646
Distributions to shareholders — From net investment income Class A	$(13,144)	$—
Class I	(52,733)	(89,933)
From net realized gain Class A	(798,176)	(60,458)
Class I	(908,193)	(684,414)
Total distributions to shareholders	$(1,772,246)	$(834,805)
Transactions in shares of beneficial interest — Proceeds from sale of shares Class A	$1,218,078	$15,665,326
Class I	3,590,348	5,280,036
Net asset value of shares issued to shareholders in payment of distributions declared Class A	791,605	52,131
Class I	940,803	774,347
Cost of shares redeemed Class A	(2,114,049)	(5,089,629)
Class I	(2,617,092)	(21,841,903)
Net increase (decrease) in net assets from Fund share transactions	$1,809,693	$(5,159,692)
Net increase (decrease) in net assets	$1,164,502	$(4,532,851)
Net Assets
At beginning of period	$26,532,569	$31,065,420
At end of period	$27,697,071	$26,532,569
Accumulated undistributed net investment income included in net assets
At end of period	$20,739	$52,073

See notes to financial statements

Eaton Vance-Atlanta Capital Large-Cap Growth Fund as of March 31, 2007

FINANCIAL STATEMENTS

Financial Highlights

	Class A
	Six Months Ended March 31, 2007		Year Ended September 30,
	(Unaudited)(1)		2006(1)	2005(1)	2004(1)(2)
Net asset value — Beginning of period	$11.510		$11.220	$10.320	$10.000
Income (loss) from operations
Net investment income (loss)	$0.006		$0.016	$0.044	$(0.004)
Net realized and unrealized gain	0.500		0.526	0.908	0.324
Total income from operations	$0.506		$0.542	$0.952	$0.320
Less distributions
From net investment income	$(0.012)		$—	$(0.027)	$—
From net realized gain	(0.704)		(0.252)	(0.025)	—
Total distributions	$(0.716)		$(0.252)	$(0.052)	$—
Net asset value — End of period	$11.300		$11.510	$11.220	$10.320
Total Return(3)	4.31%		4.87%	9.23%	3.20%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$12,805		$13,150	$2,429	$3,993
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction(4)(6)	1.25	%(5)	1.25%	1.25%	1.25	%(5)
Expenses after custodian fee reduction(4)(6)	1.25	%(5)	1.25%	1.25%	1.25	%(5)
Net investment income (loss)	0.11	%(5)	0.14%	0.40%	(0.04	)%(5)
Portfolio Turnover of the Portfolio	21%		46%	45%	35%

(1)  Net investment income (loss) per share was computed using average shares outstanding.

(2)  For the period from the start of business, November 28, 2003 to September 30, 2004.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis. Total return would have been lower had certain expenses not been reduced during the periods shown.

(4)  Includes the Fund's share of its corresponding Portfolio's allocated expenses.

(5)  Annualized.

(6)  The investment adviser waived a portion of its investment advisory fee and the administrator subsidized certain operating expenses (equal to 0.13%, 0.17%, 0.07%, and 0.08% of average daily net assets for the six months ended March 31, 2007 and the years ended September 30, 2006, 2005 and 2004, respectively). A portion of the waiver and subsidy was borne by the sub-adviser of the Portfolio.

See notes to financial statements

Eaton Vance-Atlanta Capital Large-Cap Growth Fund as of March 31, 2007

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class I
	Six Months Ended March 31, 2007		Year Ended September 30,
	(Unaudited)(1)		2006(1)	2005(1)	2004(1)	2003(1)	2002(1)(2)
Net asset value — Beginning of period	$11.010		$10.750	$9.900	$9.070	$7.400	$10.000
Income (loss) from operations
Net investment income	$0.020		$0.034	$0.064	$0.020	$0.020	$0.004
Net realized and unrealized gain (loss)	0.475		0.511	0.862	0.829	1.660	(2.604)
Total income (loss) from operations	$0.495		$0.545	$0.926	$0.849	$1.680	$(2.600)
Less distributions
From net investment income	$(0.041)		$(0.033)	$(0.051)	$(0.019)	$(0.010)	$—
From net realized gain	(0.704)		(0.252)	(0.025)	—	—	—
Total distributions	$(0.745)		$(0.285)	$(0.076)	$(0.019)	$(0.010)	$—
Net asset value — End of period	$10.760		$11.010	$10.750	$9.900	$9.070	$7.400
Total Return(3)	4.40%		5.12%	9.37%	9.36%	22.72%	(26.00)%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$14,892		$13,383	$28,637	$28,079	$26,154	$16,869
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction(4)(6)	1.00	%(5)	1.00%	1.00%	1.00%	1.00%	1.00	%(5)
Expenses after custodian fee reduction(4)(6)	1.00	%(5)	1.00%	1.00%	1.00%	1.00%	1.00	%(5)
Net investment income	0.37	%(5)	0.32%	0.61%	0.20%	0.24%	0.12	%(5)
Portfolio Turnover of the Portfolio	21%		46%	45%	35%	34%	11%

(1)  Net investment income per share was computed using average shares outstanding.

(2)  For the period from the start of business, April 30, 2002 to September 30, 2002.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis. Total return would have been lower had certain expenses not been reduced during the periods shown.

(4)  Includes the Fund's share of its corresponding Portfolio's allocated expenses.

(5)  Annualized.

(6)  The investment adviser waived a portion of its investment advisory fee and the administrator subsidized certain operating expenses (equal to 0.13%, 0.17%, 0.07%, 0.08%, 0.15% and 0.38% of average daily net assets for the six months ended March 31, 2007 and the years ended September 30, 2006, 2005, 2004, 2003 and 2002, respectively). A portion of the waiver and subsidy was borne by the sub-adviser of the Portfolio.

See notes to financial statements

Eaton Vance-Atlanta Capital Large-Cap Growth Fund as of March 31, 2007

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1  Significant Accounting Policies

Eaton Vance-Atlanta Capital Large-Cap Growth Fund (the Fund), is a diversified series of Eaton Vance Growth Trust (the Trust). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940 (the 1940 Act), as amended, as an open-end management investment company. The Fund currently offers two classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class I shares are offered at net asset value and are not subject to a sales charge. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in the Large-Cap Portfolio (the Portfolio) (formerly Large-Cap Growth Portfolio), a New York Trust, having the same investment objective and policies as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (99.6% at March 31, 2007). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

B  Income — The Fund's net investment income or loss consists of the Fund's pro rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.

C  Federal Taxes — The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders, each year, substantially all of its net investment income and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

D  Other — Investment transactions are accounted for on the date the securities are purchased or sold. Dividends to shareholders are recorded on the ex-dividend date.

E  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

F  Indemnifications — Under the Trust's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund and shareholders are indemnified against personal liability for obligations of the Trust. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

G  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

H  Expense Reduction — Investors Bank & Trust Company (IBT) serves as custodian of the Fund. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Fund maintains with IBT. All credit balances used to reduce the Fund's custodian fees are reported as a reduction of expenses in the Statement of Operations.

I  Interim Financial Statements — The interim financial statements relating to March 31, 2007 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Funds' management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

Eaton Vance-Atlanta Capital Large-Cap Growth Fund as of March 31, 2007

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

2  Distributions to Shareholders

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of the net investment income and at least one distribution of all or substantially all of its net realized capital gains. Distributions are declared separately for each class of shares. Distributions are paid in the form of additional shares of the same class of the Fund or, at the election of the shareholder, in cash. Shareholders may reinvest distributions in additional shares of the same class of the Fund at the net asset value as of the reinvestment date. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

3  Shares of Beneficial Interest

The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended March 31, 2007 (Unaudited)	Year Ended September 30, 2006
Sales	104,585	1,368,368
Issued to shareholders electing to receive payments of distributions in Fund shares	69,076	4,613
Redemptions	(182,892)	(446,876)
Net increase (decrease)	(9,231)	926,105
Class I	Six Months Ended March 31, 2007 (Unaudited)	Year Ended September 30, 2006
Sales	325,194	490,168
Issued to shareholders electing to receive payments of distributions in Fund shares	86,233	71,765
Redemptions	(243,357)	(2,010,097)
Net decrease	(168,070)	(1,448,164)

4  Transactions with Affiliates

Eaton Vance Management (EVM) serves as administrator of the Fund but receives no compensation. For the six months ended March 31, 2007, the administrator of the Fund and sub-adviser of the Portfolio, Atlanta Capital Management, LLC (Atlanta Capital) have agreed to reimburse the Fund's other expenses (excluding the investment adviser fee and the distribution and service fee) to the extent that they exceed 0.35% (annually) of average daily net assets. This agreement may be changed or terminated at any time, subject to Trustee approval. Pursuant to this agreement, EVM and Atlanta Capital were allocated $6,433 and $10,293, respectively, of the Fund's operating expenses for the six months ended March 31, 2007. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report. Except as to Trustees of the Fund and the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser fee earned by BMR. EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of those services. For the six months ended March 31, 2007, EVM received $236 in sub-transfer agent fees from the Fund. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), a subsidiary of EVM and the Fund's principal underwriter, received $1,962 as its portion of the sales charge on sales of Class A shares for the six months ended March 31, 2007. Certain officers and Trustees of the Fund are officers of the above organizations.

5  Distribution Plan

Class A has in effect a distribution plan pursuant to Rule 12b-1 (Class A Plan). The Class A Plan provides that the Fund will pay EVD a distribution and service fee of 0.25% of the Fund's average daily net assets attributable to Class A shares for each fiscal year for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued for the six months ended March 31, 2007 amounted to $16,767 for Class A shares.

6  Contingent Deferred Sales Charge

Class A shares purchased at net asset value in amounts of $1 million or more are subject to a 1% contingent deferred sales charge (CDSC) if redeemed within 18 months of

Eaton Vance-Atlanta Capital Large-Cap Growth Fund as of March 31, 2007

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

purchase. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gains distributions. No CDSC is levied on shares which have been sold to EVD or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. EVD did not receive any CDSC paid by Class A shareholders for the six months ended March 31, 2007.

7  Investment Transactions

Increases and decreases in the Fund's investment in the Portfolio for the six months ended March 31, 2007, aggregated $4,799,278 and $4,787,006, respectively.

8  Recently Issued Accounting Pronouncements

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, ("FIN 48") "Accounting for Uncertainty in Income Taxes – an interpretation of FASB Statement No. 109". FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, "Accounting for Income Taxes." This interpretation prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective during the first required financial reporting period for fiscal years beginning after December 15, 2006. Management is currently evaluating the impact of applying the various provisions of FIN 48.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, ("FAS 157") "Fair Value Measurements". FAS 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007. Management is currently evaluating the impact the adoption of FAS 157 will have on the Portfolio's financial statement disclosures.

Large-Cap Portfolio as of March 31, 2007

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 98.7%
Security	Shares	Value
Aerospace & Defense — 2.1%
United Technologies Corp.	9,000	$585,000
		$585,000
Beverages — 4.2%
Coca-Cola Co. (The)	11,000	$528,000
PepsiCo, Inc.	10,000	635,600
		$1,163,600
Biotechnology — 2.9%
Amgen, Inc.(1)	7,000	$391,160
Genentech, Inc.(1)	5,000	410,600
		$801,760
Capital Markets — 5.0%
Bank of New York Co., Inc. (The)	15,000	$608,250
Merrill Lynch & Co., Inc.	6,000	490,020
SEI Investments Co.	5,000	301,150
		$1,399,420
Chemicals — 2.3%
Air Products and Chemicals, Inc.	8,500	$628,065
		$628,065
Commercial Banks — 1.3%
Wachovia Corp.	6,800	$374,340
		$374,340
Communications Equipment — 5.6%
Cisco Systems, Inc.(1)	41,000	$1,046,730
Motorola, Inc.	29,100	514,197
		$1,560,927
Computer Peripherals — 1.5%
Apple Computer, Inc.(1)	4,500	$418,095
		$418,095

Security	Shares	Value
Consumer Finance — 4.4%
American Express Co.	8,500	$479,400
Capital One Financial Corp.	6,000	452,760
SLM Corp.	7,000	286,300
		$1,218,460
Diversified Financial Services — 1.6%
Citigroup, Inc.	8,500	$436,390
		$436,390
Electrical Equipment — 3.5%
Cooper Industries, Inc.	8,000	$359,920
Emerson Electric Co.	14,000	603,260
		$963,180
Electronic Equipment & Instruments — 2.3%
CDW Corp.	6,000	$368,580
Molex, Inc.	9,500	267,900
		$636,480
Energy Equipment & Services — 5.1%
Baker Hughes, Inc.	12,000	$793,560
National-Oilwell Varco, Inc.(1)	8,000	622,320
		$1,415,880
Food & Staples Retailing — 3.7%
Costco Wholesale Corp.	11,000	$592,240
CVS Corp.	13,000	443,820
		$1,036,060
Health Care Equipment & Supplies — 7.0%
DENTSPLY International, Inc.	14,400	$471,600
Medtronic, Inc.	13,000	637,780
St. Jude Medical, Inc.(1)	11,000	413,710
Varian Medical Systems, Inc.(1)	9,000	429,210
		$1,952,300
Hotels, Restaurants & Leisure — 1.3%
International Game Technology	9,000	$363,420
		$363,420

See notes to financial statements

Large-Cap Portfolio as of March 31, 2007

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security	Shares	Value
Household Products — 4.0%
Colgate-Palmolive Co.	4,500	$300,555
Procter & Gamble Co.	13,000	821,080
		$1,121,635
Industrial Conglomerates — 4.2%
General Electric Co.	33,000	$1,166,880
		$1,166,880
Insurance — 3.8%
AFLAC, Inc.	13,000	$611,780
American International Group, Inc.	6,600	443,652
		$1,055,432
Internet Software & Services — 1.7%
eBay, Inc.(1)	14,000	$464,100
		$464,100
IT Services — 2.5%
Automatic Data Processing, Inc.	9,000	$435,600
Cognizant Technology Solutions Corp., Class A(1)	3,000	264,810
		$700,410
Machinery — 1.5%
Dover Corp.	8,400	$410,004
		$410,004
Media — 1.0%
Omnicom Group, Inc.	2,700	$276,426
		$276,426
Metals & Mining — 0.7%
Alcoa, Inc.	6,000	$203,400
		$203,400
Multiline Retail — 3.7%
Kohl's Corp.(1)	6,500	$497,965
Target Corp.	9,000	533,340
		$1,031,305

Security	Shares	Value
Office Electronics — 1.4%
Zebra Technologies Corp., Class A(1)	10,000	$386,100
		$386,100
Oil, Gas & Consumable Fuels — 2.3%
Apache Corp.	9,000	$636,300
		$636,300
Pharmaceuticals — 6.0%
Abbott Laboratories	12,000	$669,600
Johnson & Johnson	4,000	241,040
Merck & Co., Inc.	8,000	353,360
Wyeth	8,000	400,240
		$1,664,240
Semiconductors & Semiconductor Equipment — 3.6%
Linear Technology Corp.	16,000	$505,440
Texas Instruments, Inc.	17,000	511,700
		$1,017,140
Software — 3.0%
Microsoft Corp.	30,000	$836,100
		$836,100
Specialty Retail — 4.0%
Lowe's Companies, Inc.	14,000	$440,860
Staples, Inc.	26,000	671,840
		$1,112,700
Textiles, Apparel & Luxury Goods — 1.5%
NIKE, Inc., Class B	4,000	$425,040
		$425,040
Total Common Stocks (identified cost $22,895,139)		$27,460,589
Total Investments — 98.7% (identified cost $22,895,139)		$27,460,589
Other Assets, Less Liabilities — 1.3%		$357,864
Net Assets — 100.0%		$27,818,453

(1)  Non-income producing security.

See notes to financial statements

Large-Cap Portfolio as of March 31, 2007

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of March 31, 2007

Assets
Investments, at value (identified cost, $22,895,139)	$27,460,589
Cash	357,421
Dividends and interest receivable	37,675
Total assets	$27,855,685
Liabilities
Payable to affiliate for investment advisory fees	$15,224
Accrued expenses	22,008
Total liabilities	$37,232
Net Assets applicable to investors' interest in Portfolio	$27,818,453
Sources of Net Assets
Net proceeds from capital contributions and withdrawals	$23,253,003
Net unrealized appreciation (computed on the basis of identified cost)	4,565,450
Total	$27,818,453

Statement of Operations

For the Six Months Ended March 31, 2007

Investment Income
Dividends	$181,655
Interest	11,971
Total investment income	$193,626
Expenses
Investment adviser fee	$92,782
Trustees' fees and expenses	846
Custodian fee	14,639
Legal and accounting services	11,781
Miscellaneous	900
Total expenses	$120,948
Deduct — Reduction of investment adviser fee	$1,053
Total expense reductions	$1,053
Net expenses	$119,895
Net investment income	$73,731
Realized and Unrealized Gain (Loss)
Net realized gain (loss) — Investment transactions (identified cost basis)	$966,723
Net realized gain	$966,723
Change in unrealized appreciation (depreciation) — Investments (identified cost basis)	$130,659
Net change in unrealized appreciation (depreciation)	$130,659
Net realized and unrealized gain	$1,097,382
Net increase in net assets from operations	$1,171,113

See notes to financial statements

Large-Cap Portfolio as of March 31, 2007

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended March 31, 2007 (Unaudited)	Year Ended September 30, 2006
From operations — Net investment income	$73,731	$134,904
Net realized gain from investment transactions	966,723	1,740,774
Net change in unrealized appreciation (depreciation) from investments	130,659	(345,535)
Net increase in net assets from operations	$1,171,113	$1,530,143
Capital transactions — Contributions	$4,799,278	$20,960,643
Withdrawals	(4,787,006)	(27,023,062)
Net increase (decrease) in net assets from capital transactions	$12,272	$(6,062,419)
Net increase (decrease) in net assets	$1,183,385	$(4,532,276)
Net Assets
At beginning of period	$26,635,068	$31,167,344
At end of period	$27,818,453	$26,635,068

See notes to financial statements

Large-Cap Portfolio as of March 31, 2007

FINANCIAL STATEMENTS CONT'D

Supplementary Data

	Six Months Ended
	March 31, 2007		Year Ended September 30,
	(Unaudited)		2006	2005	2004	2003	2002(1)
Ratios/Supplemental Data
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction(3)	0.84	%(2)	0.87%	0.83%	0.83%	0.80%	0.92	%(2)
Expenses after custodian fee reduction(3)	0.84	%(2)	0.87%	0.83%	0.83%	0.80%	0.92	%(2)
Net investment income	0.52	%(2)	0.48%	0.78%	0.37%	0.44%	0.20	%(2)
Portfolio Turnover	21%		46%	45%	35%	34%	11%
Total Return	4.48%		5.25%	9.53%	9.55%	22.95%	(25.97)%
Net assets, end of period (000's omitted)	$27,818		$26,635	$31,167	$32,127	$29,536	$17,157

(1)  For the period from the start of business, April 30, 2002 to September 30, 2002.

(2)  Annualized.

(3)  The investment adviser waived a portion of its investment advisory fee (equal to 0.01%, 0.01%, less than 0.01%, less than 0.01%, 0.04% and 0.06% of average daily net assets for the six months ended March 31, 2007 and the years ended September 30, 2006, 2005, 2004, 2003 and 2002, respectively). A portion of the waiver was borne by the sub-adviser.

See notes to financial statements

Large-Cap Portfolio as of March 31, 2007

NOTES TO FINANCIAL STATEMENTS (Unaudited)

  1  Significant Accounting Policies

Large-Cap Portfolio (formerly Large-Cap Growth Portfolio) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Portfolio, which was organized as a trust under the laws of the State of New York on December 10, 2001, seeks to achieve long-term capital growth by investing in a diversified selection of common stocks of companies having market capitalizations that rank in the top 1,000 U.S. companies (large company stocks), emphasizing quality growth companies with a demonstrated record of consistent earnings growth. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At March 31, 2007, the Eaton Vance-Atlanta Capital Large-Cap Growth Fund held an approximate 99.6% interest in the Portfolio. The following is a summary of the significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuations — Securities listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market System generally are valued at the official NASDAQ closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by an independent pricing service. Exchange-traded options are valued at the last sale price for the day of valuation as quoted on the principal exchange or board of trade on which the options are traded or, in the absence of sales on such date, at the mean between the latest bid and asked prices therefore. Futures positions on securities and currencies generally are valued at closing settlement prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. If short-term debt securities were acquired with a remaining maturity of more than 60 days, they will be valued by a pricing service. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by an independent quotation service. The daily valuation of exchange traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair valued securities. Investments held by the Portfolio for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio considering relevant factors, data and information including the market value of freely tradable securities of the same class in the principal market on which such securities are normally traded.

B  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries' tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

C  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

Large-Cap Portfolio as of March 31, 2007

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

D  Expense Reduction — Investors Bank & Trust Company (IBT) serves as custodian to the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Portfolio maintains with IBT. All credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of expenses in the Statement of Operations.

E  Other — Investment transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses on securities sold are determined on the basis of identified cost.

F  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Portfolio's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Interestholders in the Portfolio are jointly and severally liable for the liabilities and obligations of the Portfolio in the event that the Portfolio fails to satisfy such liabilities and obligations; provided, however, that, to the extent assets are available in the Portfolio, the Portfolio may, under certain circumstances, indemnify interestholders from and against any claim or liability to which such holder may become subject by reason of being or having been an interestholder in the Portfolio. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

H  Interim Financial Statements — The interim financial statements relating to March 31, 2007 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

  2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. Under the advisory agreement, BMR receives a monthly advisory fee equal to 0.650% annually of average daily net assets of the Portfolio up to $500 million, and at reduced rates as daily net assets exceed that level. For the six months ended March 31, 2007, the advisory fee amounted to $92,782. Pursuant to a sub-advisory agreement, BMR has delegated the investment management of the Portfolio to Atlanta Capital Management, LLC (Atlanta Capital), an indirect majority-owned subsidiary of EVM. BMR pays Atlanta Capital a monthly fee for sub-advisory services provided to the Portfolio in the amount of 0.400% annually of average daily net assets up to $500 million, and at reduced rates as daily net assets exceed that level. BMR has also agreed to reduce the investment adviser fee by an amount equal to that portion of commissions paid to broker dealers in execution of security transactions attributed to the Portfolio that is consideration for third-party research services. For the six months ended March 31, 2007, BMR waived $1,053 of its advisory fee. Atlanta Capital, in turn, waived $1,053 of its sub-advisory fee. Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Trustees of the Portfolio that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended March 31, 2007, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

  3  Investment Transactions

Purchases and sales of investments, other than short-term obligations, aggregated $6,230,902 and $5,830,248, respectively, for the six months ended March 31, 2007.

  4  Federal Income Tax Basis of Unrealized Appreciation (Depreciation)

The cost and unrealized appreciation (depreciation) in value of the investments owned at March 31, 2007, as

Large-Cap Portfolio as of March 31, 2007

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

determined on a federal income tax basis, were as follows:

Aggregate cost	$22,939,781
Gross unrealized appreciation	$4,866,667
Gross unrealized depreciation	(345,859)
Net unrealized appreciation	$4,520,808

  5  Line of Credit

The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the six months ended March 31, 2007.

  6  Recently Issued Accounting Pronouncements

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, ("FIN 48") "Accounting for Uncertainty in Income Taxes – an interpretation of FASB Statement No. 109". FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, "Accounting for Income Taxes." This interpretation prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective during the first required financial reporting period for fiscal years beginning after December 15, 2006. Management is currently evaluating the impact of applying the various provisions of FIN 48.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, ("FAS 157") "Fair Value Measurements". FAS 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007. Management is currently evaluating the impact the adoption of FAS 157 will have on the Portfolio's financial statement disclosures.

Eaton Vance-Atlanta Capital Large-Cap Growth Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENTS

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the "1940 Act"), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund's board of trustees, including by a vote of a majority of the trustees who are not "interested persons" of the fund ("Independent Trustees") cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a "Board") of the Eaton Vance group of mutual funds (the "Eaton Vance Funds") held on March 27, 2006, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Special Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Special Committee reviewed information furnished for a series of meetings of the Special Committee held in February and March 2006. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•  An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•  An independent report comparing each fund's total expense ratio and its components to comparable funds;

•  An independent report comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;

•  Data regarding investment performance in comparison to relevant peer groups of funds and appropriate indices;

•  Comparative information concerning fees charged by each adviser for managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing the fund;

•  Profitability analyses for each adviser with respect to each fund managed by it;

Information about Portfolio Management

•  Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed;

•  Information concerning the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through "soft dollar" benefits received in connection with the funds' brokerage, and the implementation of a soft dollar reimbursement program established with respect to the funds;

•  Data relating to portfolio turnover rates of each fund;

•  The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about the Adviser

•  Reports detailing the financial results and condition of each adviser;

•  Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•  Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•  Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;

•  Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

Other Relevant Information

•  Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•  Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds' administrator; and

•  The terms of each advisory agreement.

Eaton Vance-Atlanta Capital Large-Cap Growth Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENTS CONT'D

In addition to the information identified above, the Special Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve month period ended March 31, 2006, the Board met nine times and the Special Committee, the Audit Committee and the Governance Committee, each of which is a Committee comprised solely of Independent Trustees, met eight, twelve and five times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund's investment objective.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund's investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any such sub-advisory agreement.

The Special Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Special Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Special Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Special Committee concluded that the continuance of the investment advisory agreement of Large-Cap Growth Portfolio (the "Portfolio"), the underlying Portfolio in which Eaton Vance-Atlanta Capital Large-Cap Growth Fund (the "Fund") invests, with Boston Management and Research (the "Adviser") and the sub-advisory agreement with Atlanta Capital Management, LLC (the "Sub-adviser"), including the fee structures, is in the interests of shareholders and, therefore, the Special Committee recommended to the Board approval of the agreements. The Board accepted the recommendation of the Special Committee as well as the factors considered and conclusions reached by the Special Committee with respect to the agreements. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory and sub-advisory agreements for the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory and sub-advisory agreements of the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser and the Sub-adviser.

The Board considered the Adviser's and the Sub-adviser's management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio and whose responsibilities include supervising the Sub-adviser. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation paid to recruit and retain investment personnel, and the time and attention devoted to each fund in the complex by senior management. With respect to the Sub-adviser, the Board took into account the resources available to the Sub-adviser in fulfilling its duties under the Sub-advisory agreement and the Sub-adviser's experience in managing equity portfolios, as well as recent changes in personnel.

The Board reviewed the compliance programs of the Adviser and its affiliates, including the Sub-adviser. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests from regulatory authorities such as the Securities and Exchange Commission and the National Association of Securities Dealers.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser and Sub-adviser, taken as a whole, are appropriate and consistent with the terms of the respective investment advisory agreements.

Eaton Vance-Atlanta Capital Large-Cap Growth Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENTS CONT'D

Fund Performance

The Board compared the Fund's investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one-year period ended September 30, 2005 for the Fund. The Board noted that, unlike many other funds in its peer group, the Fund is managed by the Sub-adviser with an emphasis on higher quality growth companies, which generally have underperformed lower quality companies in recent years. The Board also reviewed information provided by the Sub-adviser concerning the relative performance of the Fund compared with other mutual funds that focus on higher quality growth companies. The Board concluded that the performance of the Fund is satisfactory.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates payable by the Portfolio and by the Fund (referred to collectively as "management fees").

As part of its review, the Board considered the Portfolio's management fee and the Fund's total expense ratio for the one-year period ended September 30, 2005, as compared to a group of similarly managed funds selected by an independent data provider. The Board considered the fact that the Adviser had waived fees and/or paid expenses of the Fund.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded with respect to the Portfolio and the Fund that the management fee charged to the Portfolio and the Fund for advisory and related services and the total expense ratio of the Fund are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and its affiliates, including the Sub-adviser, in providing investment advisory and administrative services to the Fund and the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates, including the Sub-adviser, in connection with its relationship with the Portfolio, including the benefits of research services that may be available to the Adviser or the Sub-adviser as a result of securities transactions effected for the Portfolio and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates, including the Sub-adviser, are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, including the Sub-adviser, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates, including the Sub-adviser, may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the benefits from economies of scale are currently being shared equitably by the Adviser and its affiliates, including the Sub-adviser, and the Fund. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund, the structure of the advisory fee, which includes breakpoints at several asset levels, can be expected to cause the Adviser and its affiliates, including the Sub-adviser, and the Fund to continue to share such benefits equitably.

Eaton Vance-Atlanta Capital Large-Cap Growth Fund

INVESTMENT MANAGEMENT

Eaton Vance-Atlanta Capital Large-Cap Growth Fund

Officers Thomas E. Faust Jr. President and Trustee Gregory L. Coleman Vice President James A. Womack Vice President Barbara E. Campbell Treasurer Alan R. Dynner Secretary Paul M. O'Neil Chief Compliance Officer	Trustees Samuel L. Hayes, III Chairman Benjamin C. Esty Allen R. Freedman James B. Hawkes William H. Park Ronald A. Pearlman Norton H. Reamer Heidi L. Steiger Lynn A. Stout Ralph F. Verni

Large-Cap Portfolio

Officers
James B. Hawkes
President and Trustee
Thomas E. Faust Jr.
Vice President and Trustee
William R. Hackney, III
Vice President
Marilyn Robinson Irvin
Vice President
Paul J. Marshall
Vice President
Kristin S. Anagnost
Treasurer
Alan R. Dynner
Secretary
Paul M. O'Neil
Chief Compliance Officer	Trustees Samuel L. Hayes, III Chairman Benjamin C. Esty Allen R. Freedman William H. Park Ronald A. Pearlman Norton H. Reamer Heidi L. Steiger Lynn A. Stout Ralph F. Verni

This Page Intentionally Left Blank

Investment Adviser of Large-Cap Portfolio
Boston Management and Research

The Eaton Vance Building
255 State Street
Boston, MA 02109

Sub-Adviser of Large-Cap Portfolio
Atlanta Capital Management Company, LLC

1349 West Peachtree Street
Suite 1600
Atlanta, GA 30309

Administrator of Eaton Vance-Atlanta Capital Large-Cap Growth Fund
Eaton Vance Management

The Eaton Vance Building
255 State Street
Boston, MA 02109

Principal Underwriter
Eaton Vance Distributors, Inc.

The Eaton Vance Building
255 State Street
Boston, MA 02109
(617) 482-8260

Custodian
Investors Bank & Trust Company

200 Clarendon Street
Boston, MA 02116

Transfer Agent
PFPC Inc.

Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Eaton Vance-Atlanta Capital Large-Cap Growth Fund
The Eaton Vance Building
255 State Street
Boston, MA 02109

This report must be preceded or accompanied by a current prospectus. Before investing, investors should consider carefully the Fund's investment objective(s), risks, and charges and expenses. The Fund's current prospectus contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 1-800-225-6265.

1451-5/07  ALCGSRC

Item 2. Code of Ethics

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer.  The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts.  Mr. Park is a certified public accountant who is the Vice Chairman of Commercial Industrial Finance Corp (specialty finance company). Previously, he served as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm) and as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (“UAM”) (a holding company owning institutional investment management firms).  Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration.  Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company).  Formerly, Mr. Reamer was Chairman and Chief Operating Officer of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

Item 4. Principal Accountant Fees and Services

Not required in this filing

Item 5.  Audit Committee of Listed registrants

Not required in this filing.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not required in this filing.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not required in this filing.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not required in this filing.

Item 10. Submission of Matters to a Vote of Security Holders.

No Material Changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).
(a)(2)(i)	Treasurer’s Section 302 certification.
(a)(2)(ii)	President’s Section 302 certification.
(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Growth Trust

By:	/s/ Thomas E. Faust, Jr.
Thomas E. Faust, Jr.
President

Date:	May 7, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	May 7, 2007

By:	/s/ Thomas E. Faust, Jr.
Thomas E. Faust, Jr.
President

Date:	May 7, 2007